UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street,

Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Item 1. Reports to Shareholders.

SSGA Master Trust

Annual Report June 30, 2017

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	SPDR S&P GLOBAL NATURAL RESOURCES ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND	SPDR BLOOMBERG BARCLAYS TIPS ETF	SPDR S&P GLOBAL INFRASTRUCTURE ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
MARKET VALUE	$25,323,291	23,575,580	19,485,485	13,515,499	8,909,418
% OF NET ASSETS	21.8	20.3	16.8	11.7	7.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

ASSET ALLOCATION AS OF JUNE 30, 2017*

PERCENT OF NET ASSETS
Commodities	20.3%
Inflation Linked	21.7
International Equity	11.7
Natural Resources	32.8
Real Estate	12.7
Short-Term Investment	0.8
Liabilities in Excess of Other Assets	(0.0)**
100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA INCOME ALLOCATION PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	SPDR S&P DIVIDEND ETF	SPDR BLOOMBERG BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR S&P INTERNATIONAL DIVIDEND ETF	SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF	SPDR BLOOMBERG BARCLAYS LONG TERM TREASURY ETF
MARKET VALUE	$11,476,588	10,773,267	10,239,895	9,484,326	6,846,484
% OF NET ASSETS	11.9	11.2	10.7	9.9	7.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

ASSET ALLOCATION AS OF JUNE 30, 2017*

PERCENT OF NET ASSETS
Domestic Equity	23.0%
Domestic Fixed Income	33.2
Inflation Linked	4.9
International Equity	24.8
International Fixed Income	4.0
Real Estate	9.3
Short-Term Investment	0.8
Other Assets in Excess of Liabilities	(0.0)**
100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA GLOBAL ALLOCATION PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	SPDR S&P WORLD EX-US ETF	SPDR S&P 500 ETF TRUST	SPDR S&P EMERGING MARKETS ETF	SPDR BLOOMBERG BARCLAYS TIPS ETF	SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
MARKET VALUE	$59,788,305	39,485,940	14,581,662	10,375,722	8,392,022
% OF NET ASSETS	28.5	18.9	7.0	4.9	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

ASSET ALLOCATION AS OF JUNE 30, 2017*

PERCENT OF NET ASSETS
Domestic Equity	31.9%
Domestic Fixed Income	14.0
Inflation Linked	4.9
International Equity	39.5
International Fixed Income	1.0
Real Estate	5.9
Short-Term Investment	2.7
Other Assets in Excess of Liabilities	0.1
100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	CAESARS ENTERTAINMENT RESORT PROPERTIES LLC SENIOR SECURED TERM LOAN B 4.73% 10/11/2020	DELL, INC. SENIOR SECURED TERM LOAN B 3.73% 09/07/2023	VALEANT PHARMACEUTICALS INTERNATIONAL, INC. SENIOR SECURED TERM LOAN B F1 5.83% 04/01/2022	BMC SOFTWARE FINANCE, INC. SENIOR SECURED 2017 USD TERM LOAN 5.23% 09/10/2022	FIRST DATA CORPO. SENIOR SECURED 2022 USD TERM LOAN 3.47% 07/08/2022
MARKET VALUE	$40,005,792	37,368,228	34,054,907	31,698,613	31,623,431
% OF NET ASSETS	2.2	2.0	1.9	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2017*

PERCENT OF NET ASSETS
Software	10.8%
Media	10.2
Hotels, Restaurants & Leisure	8.0
Health Care Providers & Services	5.6
Diversified Telecommunication Services	5.5
Pharmaceuticals	4.9
Commercial Services & Supplies	4.4
Internet Software & Services	3.7
IT Services	3.0
Health Care Equipment & Supplies	2.8
Health Care Services	2.8
Insurance	2.6
Containers & Packaging	2.5
Professional Services	2.3
Technology Hardware, Storage & Peripherals	2.2
Aerospace & Defense	2.1
Food & Staples Retailing	1.6
Semiconductors & Semiconductor Equipment	1.6
Diversified Consumer Services	1.4
Chemicals	1.3
Diversified Financial Services	1.3
Real Estate Investment Trusts (REITs)	1.2
Building Products	1.1
Airlines	1.0
Food Products	1.0
Life Sciences Tools & Services	1.0
Distributors	0.9
Retail	0.9
Electronic Equipment, Instruments & Components	0.8
Auto Components	0.7
Electrical Equipment	0.7
Automobiles	0.6
Entertainment	0.6
Construction Materials	0.5
Specialty Retail	0.5
Trading Companies & Distributors	0.5
Computers & Peripherals	0.4
Construction & Engineering	0.4
Electric Utilities	0.4
Health Care Technology	0.4
Lodging	0.4
Machinery	0.4
Telecommunications	0.4
Wireless Telecommunication Services	0.4
Capital Markets	0.3
Commercial Banks	0.3
Communications Equipment	0.3
Household Durables	0.3
Internet & Catalog Retail	0.3
Oil, Gas & Consumable Fuels	0.3
Packaging & Containers	0.3
Real Estate Management & Development	0.2
Commercial Services	0.1
Environmental Control	0.1
Health Care Products	0.1
Independent Power Producers & Energy Traders	0.1
Metals & Mining	0.1
Personal Products	0.1
Short-Term Investment	6.5
Liabilities in Excess of Other Assets	(5.2)
100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	TREASURY NOTES 1.00% 11/30/2018	TREASURY NOTES 0.88% 03/31/2018	CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2014-A8, CLASS A8 1.73% 04/09/2020	MORGAN STANLEY 2.00% 01/24/2019	GOLDMAN SACHS GROUP, INC. 2.17% 10/23/2019
MARKET VALUE	$796,256	648,224	450,867	433,182	414,202
% OF NET ASSETS	4.4	3.6	2.5	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2017*

PERCENT OF NET ASSETS
Banks	21.7%
Credit Card	14.1
Oil & Gas	10.5
Sovereign	9.6
Automobile	6.9
Auto Manufacturers	6.1
Retail	5.5
IT Services	3.9
Machinery, Construction & Mining	2.8
Telecommunications	2.5
Beverages	2.5
Machinery-Diversified	2.2
Diversified Financial Services	1.9
Semiconductors	1.7
Software	1.4
Aerospace & Defense	1.4
Pharmaceuticals	1.4
Electronics	1.3
Miscellaneous Manufacturer	1.1
Transportation	0.6
Short-Term Investment	0.7
Other Assets in Excess of Liabilities	0.2
100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	FEDERAL NATIONAL MORTGAGE ASSOCIATION SERIES 2017-18, CLASS A, CMO, REMIC 3.00% 08/25/2042	TREASURY NOTES 1.50% 05/31/2020	TREASURY NOTES 1.75% 03/31/2022	TREASURY NOTES 2.13% 01/31/2021	FEDERAL NATIONAL MORTGAGE ASSOCIATION SERIES 2017-9, CLASS EA, CMO, REMIC 3.00% 10/25/2042
MARKET VALUE	$98,948,400	88,383,176	88,117,200	85,813,975	83,695,562
% OF NET ASSETS	3.0	2.6	2.6	2.6	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2017*

PERCENT OF NET ASSETS
U.S. Government Agency Obligations	46.3%
U.S. Treasury Obligations	15.8
Commercial Mortgage Backed Securities	6.3
Mortgage-Backed Securities	3.4
Foreign Government Obligations	2.9
Asset-Backed Securities	2.3
Banks	2.2
Oil & Gas	2.0
Media	1.0
Software	0.9
Electric	0.8
Pharmaceuticals	0.8
Telecommunications	0.8
Diversified Financial Services	0.7
Health Care Providers & Services	0.7
Chemicals	0.5
Food	0.5
Hotels, Restaurants & Leisure	0.5
Health Care Services	0.4
Pipelines	0.4
Real Estate Investment Trusts	0.4
Containers & Packaging	0.3
Forest Products & Paper	0.3
IT Services	0.3
Insurance	0.3
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	0.3
Diversified Telecommunication Services	0.2
Food & Staples Retailing	0.2
Gas	0.2
Internet	0.2
Investment Company Security	0.2
Leisure Time	0.2
Lodging	0.2
Retail	0.2
Agriculture	0.1
Airlines	0.1
Auto Components	0.1
Auto Manufacturers	0.1
Beverages	0.1
Commercial Services	0.1
Commercial Services & Supplies	0.1
Computers & Peripherals	0.1
Construction & Engineering	0.1
Electric Utilities	0.1
Electrical Equipment	0.1
Electronics	0.1
Entertainment	0.1
Environmental Control	0.1
Food Products	0.1
Health Care Equipment & Supplies	0.1
Health Care Products	0.1
Holding Companies-Divers	0.1
Life Sciences Tools & Services	0.1
Machinery, Construction & Mining	0.1
Oil, Gas & Consumable Fuels	0.1
Packaging & Containers	0.1
Personal Products	0.1
Real Estate Investment Trusts (REITs)	0.1
Real Estate Management & Development	0.1
Semiconductors	0.1
Semiconductors & Semiconductor Equipment	0.1
Trading Companies & Distributors	0.1
Transportation	0.1
Short-Term Investment	3.6
Liabilities in Excess of Other Assets	0.5
100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	AMAZON.COM, INC.	CITIGROUP, INC.	JOHNSON & JOHNSON	INTERNATIONAL BUSINESS MACHINES CORP.	PRICELINE GROUP, INC.
MARKET VALUE	$322,344	276,014	256,907	247,051	231,944
% OF NET ASSETS	4.7	4.0	3.7	3.6	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2017*

PERCENT OF NET ASSETS
Health Care Providers & Services	9.2%
Pharmaceuticals	9.1
Internet & Catalog Retail	8.0
Insurance	7.8
Banks	7.2
IT Services	6.3
Oil, Gas & Consumable Fuels	4.8
Food Products	4.6
Software	4.4
Hotels, Restaurants & Leisure	4.1
Road & Rail	3.3
Technology Hardware, Storage & Peripherals	3.2
Aerospace & Defense	3.1
Electric Utilities	3.1
Specialty Retail	2.8
Wireless Telecommunication Services	2.8
Tobacco	2.7
Trading Companies & Distributors	2.2
Internet Software & Services	2.0
Biotechnology	1.6
Independent Power Producers & Energy Traders	1.5
Media	1.2
Consumer Finance	1.1
Household Products	1.1
Auto Components	0.7
Chemicals	0.7
Real Estate Investment Trusts (REITs)	0.7
Short-Term Investment	0.6
Other Assets in Excess of Liabilities	0.1
100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	FACEBOOK, INC. CLASS	PRICELINE GROUP, INC.	COMCAST CORP. CLASS A	ALPHABET, INC. CLASS A	EXPRESS SCRIPTS HOLDING CO.
MARKET VALUE	$2,332,339	1,561,884	1,484,642	1,451,230	1,342,364
% OF NET ASSETS	6.0	4.0	3.8	3.7	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2017*

PERCENT OF NET ASSETS
Health Care Providers & Services	12.9%
Internet Software & Services	9.7
Software	9.2
Media	7.0
Internet & Catalog Retail	6.4
Pharmaceuticals	5.7
IT Services	4.6
Specialty Retail	4.5
Tobacco	4.3
Biotechnology	3.9
Hotels, Restaurants & Leisure	3.8
Food Products	3.7
Aerospace & Defense	3.3
Technology Hardware, Storage & Peripherals	3.1
Trading Companies & Distributors	3.0
Auto Components	2.8
Insurance	2.5
Real Estate Investment Trusts (REITs)	2.5
Diversified Telecommunication Services	1.9
Beverages	1.3
Chemicals	1.3
Road & Rail	0.7
Wireless Telecommunication Services	0.4
Consumer Finance	0.3
Semiconductors & Semiconductor Equipment	0.2
Short-Term Investment	0.9
Other Assets in Excess of Liabilities	0.1
100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	CITIGROUP, INC.	JPMORGAN CHASE & CO.	BANK OF AMERICA CORP.	PRUDENTIAL FINANCIAL, INC.	BEST BUY CO., INC.
MARKET VALUE	$289,657	280,415	273,046	217,686	198,190
% OF NET ASSETS	4.8	4.7	4.5	3.6	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2017*

PERCENT OF NET ASSETS
Banks	14.0%
Oil, Gas & Consumable Fuels	8.7
Insurance	7.6
Electric Utilities	7.0
Pharmaceuticals	5.8
Health Care Providers & Services	5.5
Food Products	4.7
Specialty Retail	4.1
Consumer Finance	3.8
Aerospace & Defense	3.6
Hotels, Restaurants & Leisure	3.1
IT Services	3.1
Real Estate Investment Trusts (REITs)	2.9
Road & Rail	2.9
Trading Companies & Distributors	2.4
Semiconductors & Semiconductor Equipment	2.1
Machinery	2.0
Chemicals	1.9
Health Care Equipment & Supplies	1.8
Communications Equipment	1.7
Software	1.6
Internet & Catalog Retail	1.5
Technology Hardware, Storage & Peripherals	1.5
Airlines	1.4
Tobacco	1.1
Beverages	1.0
Electrical Equipment	0.6
Energy Equipment & Services	0.6
Diversified Telecommunication Services	0.5
Short-Term Investment	1.4
Other Assets in Excess of Liabilities	0.1
100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

SPDR SSGA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Multi-Asset Real Return Portfolio. The schedule of investments for the SSGA Multi-Asset Real Return Portfolio follows.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2%
COMMODITIES — 20.3%
PowerShares DB Commodity Index Tracking Fund (a) (b)	1,631,528	$23,575,580

INFLATION LINKED — 21.7%
SPDR Bloomberg Barclays TIPS ETF (c)	346,902	19,485,485
SPDR Citi International Government Inflation-Protected Bond ETF (c)	102,895	5,716,846

		25,202,331

INTERNATIONAL EQUITY — 11.7%
SPDR S&P Global Infrastructure ETF (c)	267,952	13,515,499

NATURAL RESOURCES — 32.8%
PowerShares Global Agriculture Portfolio (b)	93,086	2,325,288
SPDR S&P Global Natural Resources ETF (c)	609,759	25,323,291
SPDR S&P International Energy Sector ETF (c)	126,242	2,209,235
SPDR S&P Metals & Mining ETF (c)	119,139	3,570,596
SPDR S&P Oil & Gas Equipment & Services ETF (c)	149,481	2,312,471
The Energy Select Sector SPDR Fund (c)	35,655	2,314,723

		38,055,604

REAL ESTATE — 12.7%
SPDR Dow Jones International Real Estate ETF (c)	233,843	8,909,419
SPDR Dow Jones REIT ETF (c)	62,686	5,828,544

		14,737,963

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $123,659,058)		115,086,977

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $913,190)	913,190	913,190

TOTAL INVESTMENTS — 100.0% (Cost $124,572,248)		116,000,167
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(18,584)

NET ASSETS — 100.0%		$115,981,583

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnership
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	Amount is less than 0.05% of net assets.

REIT  Real Estate Investment Trust

TIPS  Treasury Inflation-Protected Securities

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$23,575,580	$—	$—	$23,575,580
Inflation Linked	25,202,331	—	—	25,202,331
International Equity	13,515,499	—	—	13,515,499
Natural Resources	38,055,604	—	—	38,055,604
Real Estate	14,737,963	—	—	14,737,963
Short-Term Investment	913,190	—	—	913,190

TOTAL INVESTMENTS	$116,000,167	$—	$—	$116,000,167

See accompanying notes to financial statements.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays TIPS ETF	307,088	$17,857,167	239,777	199,963	346,902	$19,485,485	$468,604	$(191,004)
SPDR Citi International Government Inflation-Protected Bond ETF	103,106	5,661,551	63,516	63,727	102,895	5,716,846	—	(338,948)
SPDR Dow Jones International Real Estate ETF	187,281	7,764,670	124,548	77,986	233,843	8,909,419	621,234	(196,979)
SPDR Dow Jones REIT ETF	121,440	12,074,780	53,790	112,544	62,686	5,828,544	336,197	300,369
SPDR S&P Global Infrastructure ETF	—	—	312,914	44,962	267,952	13,515,499	301,994	(69,748)
SPDR S&P Global Natural Resources ETF	339,282	12,590,755	478,737	208,260	609,759	25,323,291	467,171	(1,294,993)
SPDR S&P International Energy Sector ETF	96,628	1,697,744	54,362	24,748	126,242	2,209,235	79,049	(125,276)
SPDR S&P Metals & Mining ETF	19,438	473,704	130,224	30,523	119,139	3,570,596	19,919	98,882
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	149,941	460	149,481	2,312,471	4,293	(143)
State Street Institutional Liquid Reserves Fund, Premier Class	2,073,243	2,073,243	480,189	2,553,432	—	—	887	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	986,190	73,000	913,190	913,190	277	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,767,590	1,767,590	—	—	505	—
The Energy Select Sector SPDR Fund	59,348	4,049,909	49,574	73,267	35,655	2,314,723	81,714	(643,540)

TOTAL		$64,243,523				$90,099,299	$2,381,844	$(2,461,380)

See accompanying notes to financial statements.

SSGA INCOME ALLOCATION PORTFOLIO

SPDR SSGA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Income Allocation Portfolio. The schedule of investments for the SSGA Income Allocation Portfolio follows.

SSGA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2%
DOMESTIC EQUITY — 23.0%
SPDR S&P Dividend ETF (a)	129,110	$11,476,588
SPDR Wells Fargo Preferred Stock ETF (a)	105,452	4,742,176
The Health Care Select Sector SPDR Fund (a)	25,080	1,987,339
The Industrial Select Sector SPDR Fund (a)	28,744	1,957,754
The Technology Select Sector SPDR Fund (a)	35,468	1,940,809

		22,104,666

DOMESTIC FIXED INCOME — 33.2%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	97,367	4,831,351
SPDR Bloomberg Barclays High Yield Bond ETF (a)	254,955	9,484,326
SPDR Bloomberg Barclays Long Term Corporate Bond ETF (a)	258,724	10,773,267
SPDR Bloomberg Barclays Long Term Treasury ETF (a)	94,945	6,846,484

		31,935,428

INFLATION LINKED — 4.9%
SPDR Bloomberg Barclays TIPS ETF (a)	84,440	4,742,995

INTERNATIONAL EQUITY — 24.8%
SPDR MSCI Emerging Markets StrategicFactors ETF (a)	99,731	5,804,344
SPDR S&P Global Infrastructure ETF (a)	63,319	3,193,810
SPDR S&P International Dividend ETF (a)	261,756	10,239,895
SPDR STOXX Europe 50 ETF (a)	136,758	4,642,934

		23,880,983

INTERNATIONAL FIXED INCOME — 4.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	133,579	3,879,134

REAL ESTATE — 9.3%
SPDR Dow Jones International Real Estate ETF (a)	118,801	4,526,318
SPDR Dow Jones REIT ETF (a)	47,469	4,413,668

		8,939,986

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $91,302,362)		95,483,192

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $810,640)	810,640	810,640

TOTAL INVESTMENTS — 100.0% (Cost $92,113,002)		96,293,832
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(16,114)

NET ASSETS — 100.0%		$96,277,718

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.

REIT Real Estate Investment Trust

TIPS Treasury Inflation Protected Securities

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$22,104,666	$—	$—	$22,104,666
Domestic Fixed Income	31,935,428	—	—	31,935,428
Inflation Linked	4,742,995	—	—	4,742,995
International Equity	23,880,983	—	—	23,880,983
International Fixed Income	3,879,134	—	—	3,879,134
Real Estate	8,939,986	—	—	8,939,986
Short-Term Investment	810,640	—	—	810,640

TOTAL INVESTMENTS	$96,293,832	$—	$—	$96,293,832

See accompanying notes to financial statements.

SSGA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
SPDR Barclays Intermediate Term Corporate Bond ETF	208,399	$7,271,041	41,407	249,806	—	$—	$139,730	$27,010
SPDR Bloomberg Barclays Convertible Securities ETF	118,404	5,190,831	1,729	22,766	97,367	4,831,351	232,139	35,449
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	147,218	13,639	133,579	3,879,134	—	19,734
SPDR Bloomberg Barclays High Yield Bond ETF	351,674	12,554,762	13,338	110,057	254,955	9,484,326	720,540	(173,863)
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	253,475	10,699,180	56,533	51,284	258,724	10,773,267	437,921	61,805
SPDR Bloomberg Barclays Long Term Treasury ETF	122,621	9,787,608	34,523	62,199	94,945	6,846,484	163,607	200,835
SPDR Bloomberg Barclays TIPS ETF	88,421	5,141,681	8,889	12,870	84,440	4,742,995	128,527	21,833
SPDR Dow Jones International Real Estate ETF	147,841	6,129,488	15,406	44,446	118,801	4,526,318	482,529	(79,437)
SPDR Dow Jones REIT ETF	98,971	9,840,687	2,477	53,979	47,469	4,413,668	271,334	313,102
SPDR MSCI Emerging Markets StrategicFactors ETF	21,370	1,065,722	95,986	17,625	99,731	5,804,344	86,372	87,116
SPDR S&P Dividend ETF	137,751	11,560,064	77,356	85,997	129,110	11,476,588	366,805	782,349
SPDR S&P Global Infrastructure ETF	66,584	3,108,141	9,174	12,439	63,319	3,193,810	106,618	71,799
SPDR S&P International Dividend ETF	61,571	2,167,299	235,188	35,003	261,756	10,239,895	265,452	(53,894)
SPDR STOXX Europe 50 ETF	112,268	3,352,323	145,687	121,197	136,758	4,642,934	80,210	(503,990)
SPDR Wells Fargo Preferred Stock ETF	108,700	5,002,374	14,456	17,704	105,452	4,742,176	278,786	6,765
State Street Institutional Liquid Reserves Fund, Premier Class	4,781,480	4,781,480	1,971,477	6,752,957	—	—	3,350	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,070,174	259,534	810,640	810,640	426	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	5,958,685	5,958,685	—	—	2,531	—
The Consumer Discretionary Select Sector SPDR Fund	13,128	1,024,640	22,180	35,308	—	—	—	82,142
The Consumer Staples Select Sector SPDR Fund	38,571	2,127,191	563	39,134	—	—	12,472	89,333
The Financial Select Sector SPDR Fund	—	—	89,761	89,761	—	—	6,974	20,858
The Health Care Select Sector SPDR Fund	—	—	25,900	820	25,080	1,987,339	7,847	1,339
The Industrial Select Sector SPDR Fund	37,083	2,075,165	874	9,213	28,744	1,957,754	42,078	65,784
The Materials Select Sector SPDR Fund	—	—	44,226	44,226	—	—	13,088	224,344
The Technology Select Sector SPDR Fund	—	—	45,524	10,056	35,468	1,940,809	33,164	40,227

TOTAL		$102,879,677				$96,293,832	$3,882,500	$1,340,640

See accompanying notes to financial statements.

SSGA GLOBAL ALLOCATION PORTFOLIO

SPDR SSGA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Global Allocation Portfolio. The schedule of investments for the SSGA Global Allocation Portfolio follows.

SSGA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.2%
DOMESTIC EQUITY — 31.9%
SPDR Russell 2000 ETF (a)	76,418	$6,364,855
SPDR S&P 500 ETF Trust (a)	163,300	39,485,940
SPDR S&P MidCap 400 ETF Trust (a)	13,243	4,206,242
The Health Care Select Sector SPDR Fund (a)	54,224	4,296,710
The Industrial Select Sector SPDR Fund (a)	62,056	4,226,634
The Technology Select Sector SPDR Fund (a)	73,150	4,002,768
Vanguard FTSE Pacific ETF	63,221	4,159,942

		66,743,091

DOMESTIC FIXED INCOME — 14.0%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	225,592	8,392,022
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (a)	121,473	4,179,886
SPDR Bloomberg Barclays Long Term Corporate Bond ETF (a)	100,783	4,196,604
SPDR Bloomberg Barclays Long Term Treasury ETF (a)	116,138	8,374,711
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	149,753	4,188,592

		29,331,815

INFLATION LINKED — 4.9%
SPDR Bloomberg Barclays TIPS ETF (a)	184,720	10,375,722

INTERNATIONAL EQUITY — 39.5%
SPDR S&P Emerging Markets ETF (a)	218,911	14,581,662
SPDR S&P Emerging Markets SmallCap ETF (a)	44,738	2,087,923
SPDR S&P International Small Cap ETF (a)	188,209	6,278,652
SPDR S&P World ex-US ETF (a)	2,052,465	59,788,305

		82,736,542

INTERNATIONAL FIXED INCOME — 1.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	72,061	2,092,651

REAL ESTATE — 5.9%
SPDR Dow Jones International Real Estate ETF (a)	157,955	6,018,086
SPDR Dow Jones REIT ETF (a)	67,658	6,290,841

		12,308,927

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $189,488,566)		203,588,748

SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $5,706,546)	5,706,546	5,706,546

TOTAL INVESTMENTS — 99.9% (Cost $195,195,112)		209,295,294
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		168,976

NET ASSETS — 100.0%		$209,464,270

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$66,743,091	$—	$—	$66,743,091
Domestic Fixed Income	29,331,815	—	—	29,331,815
Inflation Linked	10,375,722	—	—	10,375,722
International Equity	82,736,542	—	—	82,736,542
International Fixed Income	2,092,651	—	—	2,092,651
Real Estate	12,308,927	—	—	12,308,927
Short-Term Investment	5,706,546	—	—	5,706,546

TOTAL INVESTMENTS	$209,295,294	$—	$—	$209,295,294

See accompanying notes to financial statements.

SSGA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
SPDR Barclays Aggregate Bond ETF	222,017	$13,190,030	21,441	243,458	—	$—	$193,129	$(34,663)
SPDR Barclays Intermediate Term Treasury ETF	30,530	1,882,174	3,292	33,822	—	—	13,198	(21,576)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	85,306	13,245	72,061	2,092,651	—	(1,891)
SPDR Bloomberg Barclays High Yield Bond ETF	418,891	14,954,409	70,387	263,686	225,592	8,392,022	883,828	(294,014)
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	216,183	7,542,625	161,826	256,536	121,473	4,179,886	244,247	(98,701)
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	—	—	106,824	6,041	100,783	4,196,604	56,056	2,970
SPDR Bloomberg Barclays Long Term Treasury ETF	121,549	9,702,041	129,915	135,326	116,138	8,374,711	120,310	121,588
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	—	—	159,661	9,908	149,753	4,188,592	121,150	6,063
SPDR Bloomberg Barclays TIPS ETF	161,908	9,414,950	41,449	18,637	184,720	10,375,722	243,487	15,834
SPDR Dow Jones International Real Estate ETF	259,646	10,764,923	55,054	156,745	157,955	6,018,086	764,691	(531,598)
SPDR Dow Jones REIT ETF	157,151	15,625,524	46,350	135,843	67,658	6,290,841	471,729	57,307
SPDR Russell 2000 ETF	—	—	132,990	56,572	76,418	6,364,855	47,462	230,192
SPDR S&P 500 ETF Trust	35,139	7,362,675	155,286	27,125	163,300	39,485,940	665,279	561,314
SPDR S&P 500 Growth ETF	164,140	16,563,367	6,725	170,865	—	—	34,806	1,451,960
SPDR S&P 500 Value ETF	—	—	74,601	74,601	—	—	19,316	161,230
SPDR S&P Dividend ETF	—	—	95,982	95,982	—	—	78,705	117,859
SPDR S&P Emerging Markets ETF	—	—	239,706	20,795	218,911	14,581,662	130,626	34,603
SPDR S&P Emerging Markets Small Cap ETF	—	—	50,697	5,959	44,738	2,087,923	46,161	8,614
SPDR S&P International Small Cap ETF	181,960	5,288,486	45,212	38,963	188,209	6,278,652	150,372	60,357
SPDR S&P MidCap 400 ETF Trust	—	—	15,306	2,063	13,243	4,206,242	31,602	60,527
SPDR S&P World ex-US ETF	950,409	23,693,696	1,488,482	386,426	2,052,465	59,788,305	1,038,944	(561,212)
State Street Institutional Liquid Reserves Fund, Premier Class	20,031,452	20,031,452	2,526,090	22,557,542	—	—	16,137	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,972,159	265,613	5,706,546	5,706,546	18,632	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	25,886,109	25,886,109	—	—	5,316	—
The Consumer Discretionary Select Sector SPDR Fund	46,932	3,663,043	45,740	92,672	—	—	—	199,163
The Consumer Staples Select Sector SPDR Fund	69,248	3,819,027	5,225	74,473	—	—	23,178	122,102
The Financial Select Sector SPDR Fund	—	—	177,840	177,840	—	—	13,480	41,246
The Health Care Select Sector SPDR Fund	—	—	54,224	—	54,224	4,296,710	16,691	—
The Materials Select Sector SPDR Fund	—	—	84,672	84,672	—	—	25,209	418,712
The Industrial Select Sector SPDR Fund	65,280	3,653,069	11,184	14,408	62,056	4,226,634	80,987	74,927
The Technology Select Sector SPDR Fund	—	—	91,363	18,213	73,150	4,002,768	64,234	45,071

TOTAL		$167,151,491				$205,135,352	$5,618,962	$2,247,984

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SPDR Blackstone / GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone / GSO Senior Loan Portfolio. The schedule of investments for the Blackstone / GSO Senior Loan Portfolio follows.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS — 90.5% (a)
AEROSPACE & DEFENSE — 1.8%
DigitalGlobe, Inc. Senior Secured Term Loan B, 3.98%, 1/15/2024	$4,786,942	$4,793,930
Engility Corp. Senior Secured Term Loan B2, 4.98%, 8/12/2023	4,554,042	4,610,148
TransDigm, Inc.:
Senior Secured Extended Term Loan F, 4.23%, 6/9/2023	10,023,276	10,018,716
Senior Secured Term Loan C, 4.28%, 2/28/2020	2,948,546	2,952,512
Senior Secured Term Loan D, 4.29%, 6/4/2021	4,886,650	4,890,022
Senior Secured Term Loan E, 4.25%, 5/14/2022	5,349,306	5,348,317

		32,613,645

AIRLINES — 1.0%
Air Canada Senior Secured 2017 Term Loan B, 3.46%, 10/6/2023	2,821,705	2,837,577
American Airlines, Inc. Senior Secured Term Loan B, 3.66%, 12/14/2023	14,889,249	14,918,358

		17,755,935

AUTO COMPONENTS — 0.7%
BBB Industries U.S. Holdings, Inc. Senior Secured 2014 1st Lien Term Loan, 6.23%, 11/3/2021	1,994,911	2,012,366
USI, Inc. Senior Secured 2017 Term Loan B, 4.18%, 5/16/2024	10,869,565	10,815,217

		12,827,583

AUTOMOBILES — 0.6%
American Axle & Manufacturing, Inc. Senior Secured Term Loan B, 3.47%, 4/6/2024	4,377,551	4,340,561
CWGS Group LLC Senior Secured Term Loan, 4.84%, 11/8/2023	4,592,308	4,622,456
TI Group Automotive Systems LLC Senior Secured Term Loan, 3.98%, 6/30/2022	1,098,150	1,098,837

		10,061,854

BUILDING PRODUCTS — 1.1%
Builders FirstSource, Inc. Senior Secured Term Loan B, 4.30%, 2/29/2024	4,974,874	4,977,984
Jeld-Wen, Inc. Senior Secured Term Loan B, 4.30%, 7/1/2022	1,941,053	1,959,250
Quikrete Holdings, Inc. Senior Secured 1st Lien Term Loan, 3.98%, 11/15/2023	10,134,397	10,123,300

VC GB Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.98%, 2/28/2024	3,460,252	3,462,414

		20,522,948

CAPITAL MARKETS — 0.3%
Hamilton Lane Advisors LLC Senior Secured Term Loan B, 4.73%, 7/9/2022	463,982	466,302
LPL Holdings, Inc. Senior Secured Term Loan B, 3.83%, 3/11/2024	4,666,667	4,685,636

		5,151,938

CHEMICALS — 1.3%
Alpha 3 B.V. Senior Secured Term Loan B1, 4.30%, 1/31/2024	1,780,627	1,787,028
Ashland, Inc. Senior Secured 2017 Term Loan B, 3.21%, 5/24/2024	2,484,472	2,496,124
Avantor Performance Materials Holdings, Inc.:
Senior Secured 1st Lien Term Loan, 5.23%, 3/10/2024	15,499,540	15,551,231
Senior Secured 2nd Lien Term Loan, 9.48%, 3/10/2025	3,076,923	3,125,000
INEOS Styrolution Group GmbH Senior Secured 1st Lien Term Loan, 4.05%, 4/1/2024	433,790	437,315

		23,396,698

COMMERCIAL BANKS — 0.3%
Jack’s Family Restaurants, Inc. Senior Secured Term Loan B, 5.48%, 4/5/2024	5,622,754	5,650,868

COMMERCIAL SERVICES & SUPPLIES — 4.4%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3, 3.94%, 11/10/2023	4,531,015	4,552,469
Asurion LLC:
Senior Secured 2017 Term Loan B5, 4.23%, 11/3/2023	10,029,135	10,098,085
Senior Secured 2nd Lien Term Loan, 8.73%, 3/3/2021	19,451,309	19,572,879
Senior Secured New Term Loan B4, 4.48%, 8/4/2022	8,236,712	8,285,597
Clean Harbors, Inc. Senior Secured 2017 Term Loan B, Zero Coupon, 6/27/2024	1,082,251	1,086,310
GFL Environmental, Inc. Senior Secured Term Loan B, 4.05%, 9/29/2023	1,107,907	1,113,906
KAR Auction Services, Inc.:
Senior Secured Term Loan B4, 3.56%, 3/11/2021	1,837,097	1,852,024

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Senior Secured Term Loan B5, 3.81%, 3/9/2023	$1,505,550	$1,518,257
Lineage Logistics Holdings LLC Senior Secured Term Loan, 4.73%, 4/7/2021	12,609,474	12,641,060
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 3.97%, 5/2/2022	19,479,676	19,507,142

		80,227,729

COMMUNICATIONS EQUIPMENT — 0.3%
Arris Group, Inc. Senior Secured 2017 Term Loan B, 3.73%, 4/26/2024	1,975,248	1,990,062
CommScope, Inc. Senior Secured Term Loan B5, 3.30%, 12/29/2022	1,232,665	1,239,087
Digicel International Finance, Ltd. Senior Secured Term Loan B, 4.94%, 5/28/2024	2,395,210	2,414,299

		5,643,448

COMPUTERS & PERIPHERALS — 0.4%
Diebold, Inc. Senior Secured USD 2017 Term Loan B, 3.88%, 11/6/2023	491,780	495,060
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 4.98%, 5/6/2024	5,271,014	5,284,191
Western Digital Corp. Senior Secured Term Loan B, 3.98%, 4/29/2023	792,020	796,725

		6,575,976

CONSTRUCTION & ENGINEERING — 0.4%
Pike Corp. Senior Secured 1st Lien Term Loan, 4.98%, 3/10/2024	6,969,288	7,069,472

CONSTRUCTION MATERIALS — 0.5%
Forterra, Inc. Senior Secured 2017 Term Loan B, 4.23%, 10/25/2023	9,418,011	8,908,449

CONTAINERS & PACKAGING — 2.5%
Berlin Packaging LLC Senior Secured 2017 Term Loan B, 4.43%, 10/1/2021	8,708,757	8,740,718
Berry Plastics Group, Inc. Senior Secured Term Loan L, 3.37%, 1/6/2021	4,105,503	4,110,635
Flex Acquisition Co., Inc. Senior Secured 1st Lien Term Loan, 4.40%, 12/29/2023	7,329,843	7,358,869
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.23%, 2/5/2023	21,520,343	21,571,776
Signode Industrial Group US, Inc. Senior Secured Term Loan B, 4.01%, 5/4/2021	1,488,095	1,491,816

Tekni-Plex, Inc. Senior Secured Term Loan B, 4.73%, 6/1/2022	2,191,304	2,204,321

		45,478,135

DISTRIBUTORS — 0.9%
American Builders & Contractors Supply Co., Inc. Senior Secured 2017 Term Loan B, 3.73%, 10/31/2023	8,422,784	8,453,864
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.48%, 9/1/2021	7,073,495	7,119,932

		15,573,796

DIVERSIFIED CONSUMER SERVICES — 1.4%
Nord Anglia Education Finance LLC Senior Secured Term Loan, 4.70%, 3/31/2021	426,569	429,504
Weight Watchers International, Inc. Senior Secured Term Loan B2, 4.38%, 4/2/2020	20,523,062	19,809,988
William Morris Endeavor Entertainment LLC Senior Secured 1st Lien Term Loan, 4.48%, 5/6/2021	4,862,359	4,888,202

		25,127,694

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Faenza Acquisition GmbH:
Senior Secured Term Loan B1, 3.95%, 8/30/2020	1,618,780	1,626,874
Senior Secured Term Loan B3, 3.95%, 8/30/2020	492,591	495,054
Focus Financial Partners LLC Senior Secured 1st Lien Term Loan, Zero Coupon, 5/22/2024	10,267,442	10,359,438
Infinity Acquisition LLC Senior Secured New Term Loan B, 4.55%, 8/6/2021	5,782,003	5,755,811
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 4.47%, 8/18/2023	2,505,015	2,513,068

		20,750,245

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.5%
CenturyLink, Inc. Senior Secured Term Loan B, 1.38%, 1/31/2025	24,759,285	24,513,425
Consolidated Communications, Inc.:
Senior Secured Term Loan B, 4.23%, 10/4/2023	6,375,145	6,405,331
Senior Secured Term Loan B2, Zero Coupon, 10/5/2023	5,514,706	5,539,522
Fairpoint Communications, Inc. Senior Secured Refi Term Loan, 9.50%, 2/14/2019	4,245,906	4,254,759
Hargray Communications Group, Inc. Senior Secured 2017 Term Loan B, 4.23%, 5/16/2024	7,000,000	7,017,500

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Level 3 Financing, Inc. Senior Secured Term Loan B, 3.47%, 2/22/2024	$9,134,615	$9,166,039
Telenet Financing USD LLC Senior Secured USD Term Loan AI, 3.91%, 6/30/2025	12,792,056	12,811,692
Telesat Canada Senior Secured Term Loan B4, 4.30%, 11/17/2023	11,345,056	11,426,116
Windstream Corp. Senior Secured Repriced Term Loan B6, 5.21%, 3/29/2021	19,018,066	19,010,078

		100,144,462

ELECTRIC UTILITIES — 0.4%
PowerTeam Services LLC Senior Secured 1st Lien Term Loan, 4.55%, 5/6/2020	2,838,631	2,822,663
TEX Operations Co. LLC:
Senior Secured Exit Term Loan B, 3.98%, 8/4/2023	2,612,325	2,592,746
Senior Secured Exit Term Loan C, 3.80%, 8/4/2023	598,787	594,300
Vistra Operations Co. LLC Senior Secured Term Loan B2, 4.47%, 12/14/2023	1,901,758	1,904,021

		7,913,730

ELECTRICAL EQUIPMENT — 0.7%
Gates Global LLC Senior Secured USD Term Loan B, 4.55%, 4/1/2024	9,405,834	9,417,074
Generac Power Systems, Inc. Senior Secured 2017 Term Loan B, 3.40%, 5/31/2023	2,704,996	2,713,449

		12,130,523

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CPI International, Inc. Senior Secured New Term Loan B, 4.48%, 4/7/2021	7,559,842	7,588,192
TTM Technologies, Inc. Senior Secured 1st Lien Term Loan, 5.48%, 5/31/2021	5,969,169	6,028,861
Zebra Technologies Corp. Senior Secured Term Loan B, 3.72%, 10/27/2021	1,445,216	1,452,803

		15,069,856

FOOD & STAPLES RETAILING — 1.6%
Albertsons LLC:
Senior Secured Term Loan B4, 3.98%, 8/25/2021	6,376,524	6,305,999
Senior Secured USD 2017 Term Loan B5, 4.29%, 12/21/2022	7,975,000	7,898,560
Senior Secured USD 2017 Term Loan B6, 4.25%, 6/22/2023	1,768,388	1,751,323

Chobani LLC Senior Secured 1st Lien Term Loan, 5.48%, 10/7/2023	7,537,124	7,603,112
Genoa, a QoL Healthcare Co. LLC Senior Secured 1st Lien Term Loan, 4.98%, 10/28/2023	2,975,563	2,992,672
US Foods, Inc. Senior Secured Refi Term Loan B, 3.98%, 6/27/2023	2,749,040	2,764,132

		29,315,798

FOOD PRODUCTS — 1.0%
Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.80%, 6/15/2023	3,543,158	3,408,093
Dole Food Co., Inc. Senior Secured Term Loan B, 4.15%, 4/6/2024	4,837,953	4,853,822
Hostess Brands LLC Senior Secured 2017 Term Loan, 3.73%, 8/3/2022	1,079,663	1,084,387
Post Holdings, Inc. Senior Secured Series A Incremental Term Loan, 3.47%, 5/24/2024	8,588,957	8,608,883

		17,955,185

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
DJO Finance LLC Senior Secured Term Loan, 4.39%, 6/8/2020	4,987,310	4,944,194
Onex Carestream Finance LP:
Senior Secured 1st Lien Term Loan, 5.28%, 6/7/2019	14,915,226	14,853,104
Senior Secured 2nd Lien Term Loan, 9.80%, 12/7/2019	17,941,176	17,627,206
Ortho-Clinical Diagnostics, Inc. Senior Secured Term Loan B, 5.05%, 6/30/2021	13,425,606	13,372,776

		50,797,280

HEALTH CARE PROVIDERS & SERVICES — 5.6%
Air Medical Group Holdings, Inc. Senior Secured Term Loan B, 4.47%, 4/28/2022	2,611,477	2,568,061
BioClinica, Inc. Senior Secured 1st Lien Term Loan, 5.38%, 10/20/2023	3,989,975	3,918,914
CeramTec Acquisition Corp. Senior Secured Term Loan B2, 3.95%, 8/30/2020	194,777	195,751
Change Healthcare Holdings, Inc. Senior Secured Term Loan B, Zero Coupon, 3/1/2024	12,967,500	12,985,460
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.42%, 6/7/2023	4,954,680	5,008,364
Commerce Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan, Zero Coupon, 5/31/2024	4,385,965	4,393,290

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Community Health Systems, Inc.:
Senior Secured Term Loan G, 3.96%, 12/31/2019	$4,174,194	$4,172,587
Senior Secured Term Loan H, 4.16%, 1/27/2021	13,333,787	13,324,053
Envision Healthcare Corp. Senior Secured Term Loan B, 4.30%, 12/1/2023	14,103,613	14,191,761
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 4.30%, 6/7/2023	16,200,882	16,223,644
National Mentor Holdings, Inc. Senior Secured Term Loan B, 4.30%, 1/31/2021	2,671,279	2,694,653
NVA Holdings, Inc. Senior Secured USD 1st Lien Term Loan B2, 4.80%, 8/14/2021	4,685,814	4,718,029
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan B, 4.15%, 5/15/2022	10,089,655	10,070,737
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, Zero Coupon, 6/6/2024	6,875,000	6,909,409

		101,374,713

HEALTH CARE TECHNOLOGY — 0.4%
Press Ganey Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.48%, 10/21/2023	2,298,680	2,308,024
Quintiles IMS Incorporated Senior Secured Term Loan B, 3.23%, 3/7/2024	5,455,058	5,490,870

		7,798,894

HOTELS, RESTAURANTS & LEISURE — 8.0%
1011778 BC ULC Senior Secured Term Loan B3, 3.50%, 2/16/2024	13,873,050	13,851,408
Boyd Gaming Corp. Senior Secured Term Loan B3, 3.69%, 9/15/2023	969,890	973,532
Caesars Entertainment Resort Properties LLC Senior Secured Term Loan B, 4.73%, 10/11/2020	39,736,774	40,005,792
CEC Entertainment, Inc. Senior Secured Term Loan B, 4.23%, 2/14/2021	8,702,518	8,678,978
Delta 2 (LUX) S.A.R.L.:
Senior Secured 2nd Lien Term Loan, 8.00%, 7/29/2022	1,521,000	1,534,446
Senior Secured Term Loan B3, 4.50%, 2/1/2024	24,018,093	24,063,127
Intrawest Resorts Holdings, Inc.:
Senior Secured Term Loan B1, Zero Coupon, 6/28/2024	4,932,752	4,945,084
Senior Secured Term Loan B2, Zero Coupon, 6/28/2024	2,604,936	2,611,449

La Quinta Intermediate Holdings LLC Senior Secured Term Loan B, 3.91%, 4/14/2021	7,390,727	7,430,009
Landry’s, Inc. Senior Secured 2016 Term Loan B, 3.91%, 10/4/2023	3,690,635	3,684,490
NPC International, Inc. Senior Secured 1st Lien Term Loan, 4.72%, 4/19/2024	6,557,377	6,618,885
Penn National Gaming, Inc. Senior Secured Term Loan B, 3.73%, 1/19/2024	1,995,000	2,008,546
Red Lobster Management LLC Senior Secured Term Loan B, Zero Coupon, 7/28/2021	1,769,950	1,785,437
Scientific Games International, Inc. Senior Secured Term Loan B3, 5.11%, 10/1/2021	13,754,158	13,906,073
Travel Leaders Group LLC Senior Secured 1st Lien Term Loan, 6.48%, 1/25/2024	4,054,878	4,077,687
Travelport Finance (Luxembourg) S.a.r.l. Senior Secured Term Loan B, 4.43%, 9/2/2021	9,623,841	9,654,781

		145,829,724

HOUSEHOLD DURABLES — 0.3%
Serta Simmons Bedding LLC Senior Secured 1st Lien Term Loan, 4.59%, 11/8/2023	4,983,258	4,986,398

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Construction Finance Company L.P. Senior Secured Original Term Loan B2, 3.73%, 1/31/2022	1,409,390	1,405,282

INSURANCE — 2.6%
Acrisure LLC Senior Secured 2016 Term Loan B, 6.30%, 11/22/2023	7,153,386	7,235,328
Alliant Holdings I, Inc. Senior Secured Term Loan B, 4.42%, 8/12/2022	4,315,993	4,317,223
AmWINS Group, Inc. Senior Secured Term Loan B, 4.13%, 1/25/2024	5,102,564	5,109,759
AssuredPartners, Inc. Senior Secured 2017 Term Loan, 4.73%, 10/21/2022	12,268,320	12,288,808
Hub International, Ltd. Senior Secured Term Loan B, 4.42%, 10/2/2020	10,000,868	10,040,671
NFP Corp. Senior Secured Term Loan B, 4.80%, 1/8/2024	5,661,404	5,683,512

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 4.55%, 3/1/2021	$990,000	$994,539
Senior Secured 2nd Lien Term Loan, 6.98%, 2/28/2022	2,000,000	2,015,000

		47,684,840

INTERNET & CATALOG RETAIL — 0.3%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 4.48%, 8/18/2023	4,544,565	4,548,269

INTERNET SOFTWARE & SERVICES — 3.7%
Abacus Innovations Corp. Senior Secured Term Loan B, 3.50%, 8/16/2023	2,474,611	2,491,315
Go Daddy Operating Company LLC Senior Secured Term Loan B, 3.73%, 2/15/2024	16,742,682	16,800,277
GTT Communications, Inc. Senior Secured Term Loan B, 5.25%, 1/9/2024	2,577,720	2,592,233
Landslide Holdings, Inc. Senior Secured Term Loan B, 5.48%, 1/20/2024	20,068,526	19,997,484
Rackspace Hosting, Inc. Senior Secured 2017 1st Lien Term Loan, 4.17%, 11/3/2023	5,236,875	5,247,087
Sabre GLBL, Inc. Senior Secured Term Loan B, 3.98%, 2/22/2024	10,246,829	10,326,395
TCH-2 Holding LLC Senior Secured 2017 Term Loan, 5.23%, 5/6/2021	10,668,087	10,734,762

		68,189,553

IT SERVICES — 3.0%
CompuCom Systems, Inc. Senior Secured Refi Term Loan B, 4.48%, 5/9/2020	5,638,462	4,455,569
First Data Corp.:
Senior Secured 2017 Term Loan, 3.72%, 4/26/2024	9,938,102	9,948,735
Senior Secured 2022 USD Term Loan, 3.47%, 7/8/2022	31,640,676	31,623,431
NeuStar, Inc. Senior Secured 2016 Term Loan A, 4.23%, 1/22/2019	252,000	251,685
TKC Holdings, Inc. Senior Secured Term Loan, 5.38%, 2/1/2023	7,152,358	7,150,141
TNS, Inc. Senior Secured 1st Lien Term Loan, 5.23%, 2/14/2020	1,185,256	1,197,108

		54,626,669

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Albany Molecular Research, Inc. Senior Secured Term Loan B, 5.91%, 7/16/2021	2,969,773	2,984,013

INC Research Holdings, Inc. Senior Secured 2017 Term Loan B, Zero Coupon, 6/27/2024	6,976,048	6,995,686
Jaguar Holding Co. II Senior Secured 2017 Term Loan, 4.01%, 8/18/2022	8,966,203	8,980,639

		18,960,338

MACHINERY — 0.4%
Clark Equipment Co. Senior Secured 2017 Term Loan B, 3.93%, 5/18/2024	2,536,017	2,546,795
Wilsonart LLC Senior Secured Term Loan, 4.80%, 12/19/2023	5,221,016	5,244,511

		7,791,306

MEDIA — 8.9%
Acosta Holdco, Inc. Senior Secured Term Loan, 4.48%, 9/26/2021	9,000,000	8,109,000
Altice US Finance I Corp. Senior Secured 2017 Term Loan, 3.47%, 7/28/2025	3,936,840	3,908,947
AMC Entertainment, Inc. Senior Secured New Term Loan B, 3.47%, 12/15/2023	1,917,040	1,923,510
Cable One, Inc. Senior Secured 2017 Term Loan B, 3.43%, 5/1/2024	1,865,285	1,874,611
CBS Radio, Inc.:
Senior Secured 2017 Term Loan B, Zero Coupon, 10/17/2023	1,714,286	1,724,469
Senior Secured Term Loan B, 4.72%, 10/17/2023	2,642,188	2,652,097
Charter Communications Operating LLC Senior Secured Term Loan I, 3.48%, 1/15/2024	1,655,419	1,663,001
Coral-US Co. Borrower LLC Senior Secured Term Loan B, 4.73%, 1/31/2025	8,414,634	8,448,840
CSC Holdings LLC Senior Secured 2017 1st Lien Term Loan, 3.46%, 7/17/2025	11,181,092	11,118,198
DHX Media, Ltd. Senior Secured Term Loan B, Zero Coupon, 12/22/2023	7,650,273	7,690,934
Gray Television, Inc. Senior Secured Term Loan B, 3.55%, 2/7/2024	8,415,721	8,469,203
Lions Gate Entertainment Corp. Senior Secured 1st Lien Term Loan, 4.23%, 12/8/2023	3,452,774	3,478,669
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.23%, 5/4/2022	2,064,759	2,035,233

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Mediacom Illinois LLC Senior Secured Term Loan K, 3.44%, 2/15/2024	$1,367,188	$1,374,023
Mission Broadcasting, Inc. Senior Secured 2017 Term Loan B2, Zero Coupon, 1/17/2024	432,245	432,245
Nexstar Broadcasting, Inc. Senior Secured 2017 Term Loan B2, Zero Coupon, 1/17/2024	4,289,189	4,289,189
Nielsen Finance LLC Senior Secured USD Term Loan B4, 3.10%, 10/4/2023	8,159,044	8,180,379
Numericable U.S. LLC Senior Secured USD Term Loan B10, 4.42%, 1/14/2025	5,000,000	4,996,725
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 4.23%, 2/1/2024	7,502,935	7,408,248
Unitymedia Hessen GmbH & Co. KG Senior Secured Term Loan B, Zero Coupon, 9/30/2025	4,878,049	4,864,122
Univision Communications, Inc. Senior Secured Term Loan C5, 3.98%, 3/15/2024	17,756,952	17,438,747
Virgin Media Bristol LLC Senior Secured Term Loan I, 3.91%, 1/31/2025	14,788,732	14,810,916
WideOpenWest Finance LLC Senior Secured Term Loan B, 4.70%, 8/18/2023	11,953,695	11,957,819
WMG Acquisition Corp. Senior Secured Term Loan D, 3.72%, 11/1/2023	4,779,354	4,786,069
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 3.66%, 4/15/2025	19,089,037	19,052,195

		162,687,389

METALS & MINING — 0.1%
Atkore International, Inc. Senior Secured 1st Lien Term Loan, 4.30%, 12/22/2023	1,491,269	1,499,657
PLZ Aeroscience Corp. Senior Secured USD Term Loan, 4.76%, 7/31/2022	798,132	804,119

		2,303,776

OIL, GAS & CONSUMABLE FUELS — 0.3%
Energy Transfer Equity L.P. Senior Secured Term Loan B, 3.83%, 2/2/2024	5,000,000	4,983,775

PERSONAL PRODUCTS — 0.1%
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.73%, 9/7/2023	2,752,635	2,575,778

PHARMACEUTICALS — 4.5%
Akorn, Inc. Senior Secured Term Loan B, 5.50%, 4/16/2021	1,666,667	1,683,334

Amneal Pharmaceuticals LLC Senior Secured Term Loan, 4.80%, 11/1/2019	2,211,717	2,229,687
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 6.30%, 7/5/2023	1,665,646	1,685,076
Capsugel Holdings US, Inc. Senior Secured Term Loan B, 4.23%, 7/31/2021	2,926,695	2,930,046
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 5.50%, 4/29/2024	25,551,724	25,831,260
Horizon Pharma, Inc. Senior Secured 2017 Term Loan B, 4.88%, 3/29/2024	13,964,865	14,038,180
Valeant Pharmaceuticals International, Inc. Senior Secured Term Loan B F1, 5.83%, 4/1/2022	33,560,229	34,054,907

		82,452,490

PROFESSIONAL SERVICES — 2.3%
Advantage Sales & Marketing, Inc. Senior Secured 1st Lien Term Loan, 4.55%, 7/23/2021	16,501,819	15,883,083
Information Resources, Inc. Senior Secured 1st Lien Term Loan, 5.47%, 1/18/2024	18,563,896	18,659,593
TransUnion LLC Senior Secured Term Loan B2, 3.73%, 4/9/2023	6,394,108	6,443,758

		40,986,434

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
Capital Automotive L.P. Senior Secured 2017 1st Lien Term Loan, 4.22%, 3/24/2024	1,016,949	1,025,975
Communications Sales & Leasing, Inc. Senior Secured Term Loan B, 4.23%, 10/24/2022	20,840,323	20,905,449

		21,931,424

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Americold Realty Operating Partnership L.P. Senior Secured Term Loan B, 4.98%, 12/1/2022	1,320,212	1,340,841
Realogy Corp. Senior Secured Term Loan B, 3.48%, 7/20/2022	2,297,738	2,308,273

		3,649,114

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Cypress Semiconductor Corp. Senior Secured Term Loan B, 4.84%, 7/5/2021	2,838,022	2,870,660

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

M/A-COM Technology Solutions Holdings, Inc. Senior Secured 2017 Add on Term Loan, 3.46%, 5/17/2024	$1,782,659	$1,778,203
Microsemi Corp. Senior Secured Term Loan B, 3.33%, 1/15/2023	10,733,012	10,762,796
ON Semiconductor Corp. Senior Secured 2017 Term Loan B, 3.48%, 3/31/2023	13,039,545	13,069,862

		28,481,521

SOFTWARE — 10.5%
Applied Systems, Inc. Senior Secured 1st Lien Term Loan, 4.55%, 1/25/2021	2,401,260	2,420,266
Aspect Software, Inc. Senior Secured Exit Term Loan, 11.22%, 5/25/2020	7,129,951	7,089,845
Avast Software B.V. Senior Secured 2017 USD Term Loan B, 4.55%, 9/30/2023	2,653,486	2,683,962
BMC Software Finance, Inc. Senior Secured 2017 USD Term Loan, 5.23%, 9/10/2022	31,587,898	31,698,613
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 4.23%, 4/27/2024	4,568,106	4,557,828
Compuware Corp. Senior Secured Term Loan B3, 5.55%, 12/15/2021	16,138,736	16,279,950
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 4.98%, 6/1/2022	5,558,784	5,564,871
Hyland Software, Inc.:
Senior Secured Incremental Term Loan B, Zero Coupon, 7/1/2022	5,060,241	5,098,825
Senior Secured Term Loan, 4.48%, 7/1/2022	5,716,381	5,759,968
Informatica Corp. Senior Secured Term Loan, 4.80%, 8/5/2022	2,320,794	2,322,454
Kronos, Inc. Senior Secured 2017 Term Loan B, 4.68%, 11/1/2023	18,917,469	19,068,525
MA FinanceCo. LLC:
Senior Secured 2017 Term Loan B2, 3.67%, 11/19/2021	6,877,449	6,881,782
Senior Secured USD Term Loan B3, 3.96%, 4/29/2024	2,817,485	2,825,938
Mitchell International, Inc. Senior Secured 1st Lien Term Loan, 4.67%, 10/13/2020	4,234,354	4,266,133
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 4.67%, 4/26/2024	8,000,000	7,958,760

Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 4.03%, 4/19/2024	19,027,175	19,084,256
SolarWinds Holdings, Inc. Senior Secured Term Loan, 4.73%, 2/5/2023	10,161,602	10,196,558
Solera Holdings, Inc. Senior Secured Term Loan B, 4.48%, 3/3/2023	1,909,833	1,918,552
Sophia L.P. Senior Secured Term Loan B, 4.55%, 9/30/2022	3,406,806	3,402,547
Synchronoss Technologies, Inc. Senior Secured Term Loan, 4.08%, 1/19/2024	2,002,754	1,971,211
Verint Systems, Inc. Senior Secured 2017 Term Loan B, Zero Coupon, 6/21/2024	4,640,371	4,657,772
Veritas Bermuda, Ltd. Senior Secured Repriced Term Loan B, Zero Coupon, 1/27/2023	14,669,118	14,714,959
VF Holding Corp. Senior Secured Reprice Term Loan, 4.55%, 6/30/2023	11,315,343	11,325,922

		191,749,497

SPECIALTY RETAIL — 0.5%
Burlington Coat Factory Warehouse Corp. Senior Secured Term Loan B3, 3.96%, 8/13/2021	1,000,000	1,004,165
Michaels Stores, Inc. Senior Secured Term Loan B1, 3.94%, 1/30/2023	4,874,038	4,868,262
Petco Animal Supplies, Inc. Senior Secured Term Loan B, 4.17%, 1/26/2023	3,868,155	3,504,548

		9,376,975

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Dell, Inc. Senior Secured Term Loan B, 3.73%, 9/7/2023	37,190,088	37,368,228
Quest Software US Holdings, Inc. Senior Secured Term Loan B, 7.23%, 10/31/2022	3,044,084	3,095,833

		40,464,061

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Univar, Inc. Senior Secured Term Loan B, 3.98%, 7/1/2022	9,383,350	9,404,603

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.55%, 4/13/2020	7,509,932	7,552,176

TOTAL SENIOR FLOATING RATE LOANS (Cost $1,642,729,054)		1,648,458,246

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 8.2%
AEROSPACE & DEFENSE — 0.3%
TransDigm, Inc. 6.50%, 7/15/2024	$5,000,000	$5,162,500

COMMERCIAL SERVICES — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (b)	2,000,000	2,173,400

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Fly Leasing, Ltd. 6.38%, 10/15/2021	3,145,000	3,290,614

ENTERTAINMENT — 0.6%
AMC Entertainment Holdings, Inc. 5.88%, 11/15/2026 (b)	1,000,000	1,046,250
Scientific Games International, Inc. 7.00%, 1/1/2022 (b)	8,900,000	9,478,500

		10,524,750

ENVIRONMENTAL CONTROL — 0.1%
GFL Environmental, Inc. 9.88%, 2/1/2021 (b)	2,154,000	2,342,475

HEALTH CARE PRODUCTS — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (b)	830,000	877,725

HEALTH CARE SERVICES — 2.8%
CHS/Community Health Systems, Inc. 6.88%, 2/1/2022	3,250,000	2,839,850
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (b)	13,000,000	13,853,125
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (b)	2,449,000	2,455,612
3 Month USD LIBOR +3.50%, 4.75%, 6/15/2020 (c)	3,000,000	3,030,000
5.00%, 3/1/2019	3,000,000	3,151,800
6.75%, 2/1/2020	2,000,000	2,082,500
8.00%, 8/1/2020	3,000,000	3,045,000
8.13%, 4/1/2022	13,000,000	13,829,400
THC Escrow Corp. III:
4.63%, 7/15/2024 (b)	3,068,000	3,076,284
5.13%, 5/1/2025 (b)	4,167,000	4,182,834

		51,546,405

LODGING — 0.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope 8.00%, 10/1/2020	4,000,000	4,114,400
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022	2,456,000	2,664,760

		6,779,160

MEDIA — 1.3%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (b)	700,000	714,875
Gray Television, Inc.:
5.13%, 10/15/2024 (b)	3,000,000	3,024,375
5.88%, 7/15/2026 (b)	3,000,000	3,060,000
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (b)	1,000,000	1,012,500
SFR Group SA 6.00%, 5/15/2022 (b)	2,000,000	2,090,000
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (b)	5,000,000	5,143,750
Univision Communications, Inc. 5.13%, 2/15/2025 (b)	8,740,000	8,663,962

		23,709,462

PACKAGING & CONTAINERS — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (b)	2,320,000	2,540,400
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (b)	1,478,000	1,537,120
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 Month USD LIBOR +3.50%, 4.66%, 7/15/2021 (b) (c)	2,000,000	2,040,000

		6,117,520

PHARMACEUTICALS — 0.4%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (b)	1,017,000	1,047,510
Valeant Pharmaceuticals International, Inc.:
6.50%, 3/15/2022 (b)	1,734,000	1,816,365
6.75%, 8/15/2018 (b)	3,784,000	3,781,730

		6,645,605

RETAIL — 0.9%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (b)	13,534,000	13,431,142
CEC Entertainment, Inc. 8.00%, 2/15/2022	3,175,000	3,309,937

		16,741,079

SOFTWARE — 0.3%
Infor US, Inc. 6.50%, 5/15/2022	5,000,000	5,162,500

TELECOMMUNICATIONS — 0.4%
Altice Luxembourg SA 7.75%, 5/15/2022 (b)	2,000,000	2,122,600
FairPoint Communications, Inc. 8.75%, 8/15/2019 (b)	5,170,000	5,311,399

		7,433,999

TOTAL CORPORATE BONDS & NOTES (Cost $145,443,143)		148,507,194

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $119,281,817)	119,281,817	$119,281,817

TOTAL INVESTMENTS — 105.2% (Cost $1,907,454,014)		1,916,247,257
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(95,159,640)

NET ASSETS — 100.0%		$1,821,087,617

(a)	The rate shown represents the rate at June 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.3% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2017.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

LIBOR  London Interbank Offered Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$—	$32,613,645	$—	$32,613,645
Airlines	—	17,755,935	—	17,755,935
Auto Components	—	12,827,583	—	12,827,583
Automobiles	—	10,061,854	—	10,061,854
Building Products	—	20,522,948	—	20,522,948
Capital Markets	—	5,151,938	—	5,151,938
Chemicals	—	23,396,698	—	23,396,698
Commercial Banks	—	5,650,868	—	5,650,868
Commercial Services & Supplies	—	80,227,729	—	80,227,729
Communications Equipment	—	5,643,448	—	5,643,448
Computers & Peripherals	—	6,575,976	—	6,575,976
Construction & Engineering	—	7,069,472	—	7,069,472
Construction Materials	—	8,908,449	—	8,908,449
Containers & Packaging	—	45,478,135	—	45,478,135
Distributors	—	15,573,796	—	15,573,796
Diversified Consumer Services	—	25,127,694	—	25,127,694
Diversified Financial Services	—	20,750,245	—	20,750,245
Diversified Telecommunication Services	—	100,144,462	—	100,144,462
Electric Utilities	—	7,913,730	—	7,913,730
Electrical Equipment	—	12,130,523	—	12,130,523
Electronic Equipment, Instruments & Components	—	15,069,856	—	15,069,856
Food & Staples Retailing	—	29,315,798	—	29,315,798
Food Products	—	17,955,185	—	17,955,185
Health Care Equipment & Supplies	—	50,797,280	—	50,797,280
Health Care Providers & Services	—	101,374,713	—	101,374,713
Health Care Technology	—	7,798,894	—	7,798,894
Hotels, Restaurants & Leisure	—	145,829,724	—	145,829,724
Household Durables	—	4,986,398	—	4,986,398
Independent Power Producers & Energy Traders	—	1,405,282	—	1,405,282
Insurance	—	47,684,840	—	47,684,840
Internet & Catalog Retail	—	4,548,269	—	4,548,269
Internet Software & Services	—	68,189,553	—	68,189,553
IT Services	—	54,626,669	—	54,626,669
Life Sciences Tools & Services	—	18,960,338	—	18,960,338
Machinery	—	7,791,306	—	7,791,306

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Media	$—	$162,687,389	$—	$162,687,389
Metals & Mining	—	2,303,776	—	2,303,776
Oil, Gas & Consumable Fuels	—	4,983,775	—	4,983,775
Personal Products	—	2,575,778	—	2,575,778
Pharmaceuticals	—	82,452,490	—	82,452,490
Professional Services	—	40,986,434	—	40,986,434
Real Estate Investment Trusts (REITs)	—	21,931,424	—	21,931,424
Real Estate Management & Development	—	3,649,114	—	3,649,114
Semiconductors & Semiconductor Equipment	—	28,481,521	—	28,481,521
Software	—	191,749,497	—	191,749,497
Specialty Retail	—	9,376,975	—	9,376,975
Technology Hardware, Storage & Peripherals	—	40,464,061	—	40,464,061
Trading Companies & Distributors	—	9,404,603	—	9,404,603
Wireless Telecommunication Services	—	7,552,176	—	7,552,176
Corporate Bonds & Notes
Aerospace & Defense	—	5,162,500	—	5,162,500
Commercial Services	—	2,173,400	—	2,173,400
Diversified Financial Services	—	3,290,614	—	3,290,614
Entertainment	—	10,524,750	—	10,524,750
Environmental Control	—	2,342,475	—	2,342,475
Health Care Products	—	877,725	—	877,725
Health Care Services	—	51,546,405	—	51,546,405
Lodging	—	6,779,160	—	6,779,160
Media	—	23,709,462	—	23,709,462
Packaging & Containers	—	6,117,520	—	6,117,520
Pharmaceuticals	—	6,645,605	—	6,645,605
Retail	—	16,741,079	—	16,741,079
Software	—	5,162,500	—	5,162,500
Telecommunications	—	7,433,999	—	7,433,999
Short-Term Investment	119,281,817	—	—	119,281,817

TOTAL INVESTMENTS	$119,281,817	$1,796,965,440	$—	$1,916,247,257

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	68,870,496	$68,870,496	118,632,928	187,503,424	—	$—	$52,910	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	329,435,609	210,153,792	119,281,817	119,281,817	180,347	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	722,270,159	722,270,159	—	—	329,988	—

TOTAL		$68,870,496				$119,281,817	$563,245	$—

See accompanying notes to financial statements.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SPDR SSGA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Ultra Short Term Bond Portfolio. The schedule of investments for the SSGA Ultra Short Term Bond Portfolio follows.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 21.0%
AUTOMOBILE — 6.9%
Ford Credit Auto Owner Trust Series 2016-C, Class A2B, 1 Month USD LIBOR + 0.14%, 1.30%, 9/15/2019 (a)	$270,123	$270,209
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3, 1.10%, 9/15/2019	67,324	67,273
Honda Auto Receivables 2014-4 Owner Trust Series 2014-4, Class A4, 1.46%, 10/15/2020	350,000	349,807
Honda Auto Receivables 2016-1 Owner Trust Series 2016-1, Class A3, 1.22%, 12/18/2019	250,000	249,288
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/2018	29,487	29,467
Toyota Auto Receivables Owner Trust:
Series 2015-A, Class A3, 1.12%, 2/15/2019	86,991	86,900
Series 2016-D, Class A2A, 1.06%, 5/15/2019	185,554	185,220

		1,238,164

CREDIT CARD — 14.1%
American Express Credit Account Master Trust Series 2014-3, Class A, 1.49%, 4/15/2020	230,000	230,078
BA Credit Card Trust Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 1.55%, 10/15/2021 (a)	400,000	402,135
Capital One Multi-Asset Execution Trust Series 2015-A6, Class A6, 1 Month USD LIBOR + 0.37%, 1.53%, 6/15/2020 (a)	250,000	250,093
Chase Issuance Trust:
Series 2013-A3, Class A3, 1 Month USD LIBOR + 0.28%, 1.44%, 4/15/2020 (a)	150,000	150,215
Series 2014-A7, Class A7, 1.38%, 11/15/2019	350,000	349,997
Citibank Credit Card Issuance Trust:
Series 2013-A2, Class A2, 1 Month USD LIBOR + 0.28%, 1.50%, 5/26/2020 (a)	220,000	220,379
Series 2014-A8, Class A8, 1.73%, 4/9/2020	450,000	450,868
Discover Card Execution Note Trust Series 2013-A6, Class A6, 1 Month USD LIBOR + 0.45%, 1.61%, 4/15/2021 (a)	300,000	301,295
Evergreen Credit Card Trust Series 2016-1, Class A, 1 Month USD LIBOR + 0.72%, 1.88%, 4/15/2020 (a) (b)	200,000	200,884

		2,555,944

TOTAL ASSET-BACKED SECURITIES (Cost $3,794,084)		3,794,108

CORPORATE BONDS & NOTES — 68.5%
AEROSPACE & DEFENSE — 1.4%
United Technologies Corp. 3 Month USD LIBOR + 0.35%, 1.52%, 11/1/2019 (a)	250,000	251,650

AUTO MANUFACTURERS — 6.1%
American Honda Finance Corp. Series MTN, 3 Month USD LIBOR + 0.28%, 1.46%, 11/19/2018 (a)	300,000	300,807
Daimler Finance North America LLC 3 month USD LIBOR + 0.25%, 1.42%, 11/5/2018 (a) (b)	300,000	300,027
Toyota Motor Credit Corp.:
Series 2547, 3 Month USD LIBOR + 0.32%, 1.48%, 1/12/2018 (a)	250,000	250,345
Series MTN, 3 Month USD LIBOR + 0.44%, 1.60%, 10/18/2019 (a)	250,000	251,747

		1,102,926

BANKS — 21.7%
Bank of Montreal Series MTN, 3 Month USD LIBOR + 0.60%, 1.83%, 12/12/2019 (a)	200,000	201,074
Branch Banking & Trust Co. 3 Month USD LIBOR + 0.45%, 1.61%, 1/15/2020 (a)	250,000	250,573
Citibank NA 3 month USD LIBOR + 0.23%, 1.41%, 11/9/2018 (a)	250,000	250,088
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 2.17%, 10/23/2019 (a)	409,000	414,202
Series 1, 3 Month USD LIBOR + 1.20%, 2.37%, 4/30/2018 (a)	100,000	100,756
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 2.32%, 6/7/2021 (a)	250,000	253,840
JPMorgan Chase Bank NA 3 Month USD LIBOR + 0.59%, 1.88%, 9/23/2019 (a)	250,000	251,737
Morgan Stanley 3 Month USD LIBOR + 0.85%, 2.00%, 1/24/2019 (a)	430,000	433,182
PNC Bank NA 3 Month USD LIBOR + 0.40%, 1.62%, 12/7/2018 (a)	250,000	250,900
Royal Bank of Canada Series GMTN, 3 Month USD LIBOR + 0.53%, 1.78%, 3/15/2019 (a)	250,000	251,097
Toronto-Dominion Bank:
Series BKNT, 3 Month USD LIBOR + 0.44%, 1.74%, 7/2/2019 (a)	250,000	250,698

See accompanying notes to financial statements.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Series MTN, 3 Month USD LIBOR + 0.84%, 1.99%, 1/22/2019 (a)	$100,000	$100,930
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.47%, 1/26/2018 (a)	100,000	99,844
Series BKNT, 3 Month USD LIBOR + 0.48%, 1.65%, 10/28/2019 (a)	100,000	100,753
Series MTN, 3 Month USD LIBOR + 0.58%, 1.75%, 1/29/2018 (a)	100,000	100,278
Wells Fargo & Co. 3 Month USD LIBOR + 0.63%, 1.78%, 4/23/2018 (a)	100,000	100,439
Wells Fargo Bank NA Series BKNT, 3 Month USD LIBOR + 0.74%, 1.89%, 1/22/2018 (a)	250,000	250,860
Westpac Banking Corp. 3 Month USD LIBOR + 0.56%, 1.74%, 8/19/2019 (a)	275,000	276,246

		3,937,497

BEVERAGES — 2.5%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 0.40%, 1.57%, 2/1/2019 (a)	200,000	200,362
PepsiCo, Inc. 3 month USD LIBOR + 0.37%, 1.54%, 5/2/2022 (a)	250,000	251,375

		451,737

DIVERSIFIED FINANCIAL SERVICES — 1.9%
American Express Credit Corp. 3 Month USD LIBOR + 0.55%, 1.82%, 3/18/2019 (a)	350,000	351,974

ELECTRONICS — 1.3%
Honeywell International, Inc. 3 month USD LIBOR + 0.28%, 1.45%, 10/30/2019 (a)	235,000	236,137

IT SERVICES — 3.9%
Apple, Inc. 3 Month USD LIBOR + 0.25%, 1.42%, 5/3/2018 (a)	250,000	250,475
International Business Machines Corp.:
3 Month USD LIBOR + 0.19%, 1.37%, 2/6/2018 (a)	205,000	205,246
3 Month USD LIBOR + 0.23%, 1.40%, 1/27/2020 (a)	250,000	250,805

		706,526

MACHINERY, CONSTRUCTION & MINING — 2.8%
Caterpillar Financial Services Corp.:
Series MTN, 3 month USD LIBOR + 0.18%, 1.40%, 12/6/2018 (a)	250,000	250,063
Series MTN, 3 month USD LIBOR + 0.03%, 1.42%, 11/20/2017 (a)	250,000	250,112

		500,175

MACHINERY-DIVERSIFIED — 2.2%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.57%, 1.73%, 1/8/2019 (a)	200,000	201,399
Series MTN, 3 Month USD LIBOR + 0.22%, 1.47%, 12/15/2017 (a)	200,000	200,165

		401,564

MISCELLANEOUS MANUFACTURER — 1.1%
General Electric Co. Series MTN, 3 month USD LIBOR + 0.71%, 2.01%, 4/2/2018 (a)	200,000	200,924

OIL & GAS — 10.5%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.43%, 1.61%, 2/13/2018 (a)	250,000	250,580
3 Month USD LIBOR + 0.51%, 1.70%, 5/10/2018 (a)	250,000	250,900
Chevron Corp. 3 Month USD LIBOR + 0.36%, 1.54%, 11/9/2017 (a)	250,000	250,268
ConocoPhillips Co. 3 Month USD LIBOR + 0.33%, 1.51%, 5/15/2018 (a)	100,000	100,168
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 1.58%, 9/12/2019 (a)	300,000	301,323
3 Month USD LIBOR + 0.58%, 1.77%, 11/10/2018 (a)	250,000	251,635
Statoil ASA:
3 Month USD LIBOR + 0.20%, 1.38%, 11/9/2017 (a)	250,000	250,110
3 Month USD LIBOR + 0.46%, 1.64%, 11/8/2018 (a)	250,000	251,087

		1,906,071

PHARMACEUTICALS — 1.4%
Pfizer, Inc. 3 Month USD LIBOR + 0.30%, 1.55%, 6/15/2018 (a)	250,000	250,548

RETAIL — 5.5%
Home Depot, Inc.:
3 month USD LIBOR + 0.15%, 1.37%, 6/5/2020 (a)	350,000	350,255
3 Month USD LIBOR + 0.37%, 1.62%, 9/15/2017 (a)	150,000	150,105
Lowe’s Cos., Inc.:
3 Month USD LIBOR + 0.42%, 1.65%, 9/10/2019 (a)	250,000	251,753
3 month USD LIBOR + 0.60%, 1.84%, 9/14/2018 (a)	250,000	251,580

		1,003,693

SEMICONDUCTORS — 1.7%
QUALCOMM, Inc.:
3 Month USD LIBOR + 0.27%, 1.44%, 5/18/2018 (a)	150,000	150,130
3 month USD LIBOR + 0.36%, 1.56%, 5/20/2019 (a)	150,000	150,462

		300,592

See accompanying notes to financial statements.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

SOFTWARE — 1.4%
Oracle Corp. 3 Month USD LIBOR + 0.51%, 1.67%, 10/8/2019 (a)	$250,000	$252,305

TELECOMMUNICATIONS — 2.5%
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.31%, 1.56%, 6/15/2018 (a)	150,000	150,475
3 Month USD LIBOR + 0.34%, 1.61%, 9/20/2019 (a)	310,000	311,879

		462,354

TRANSPORTATION — 0.6%
Canadian National Railway Co. 3 Month USD LIBOR + 0.17%, 1.35%, 11/14/2017 (a)	100,000	100,034

TOTAL CORPORATE BONDS & NOTES (Cost $12,373,914)		12,416,707

U.S. TREASURY OBLIGATIONS — 9.6%
Treasury Notes:
0.63%, 6/30/2018	300,000	298,125
0.88%, 3/31/2018	650,000	648,225
1.00%, 11/30/2018	800,000	796,256

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,745,645)		1,742,606

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $133,860)	133,860	133,860

TOTAL INVESTMENTS — 99.8% (Cost $18,047,503)		18,087,281
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		31,175

NET ASSETS — 100.0%		$18,118,456

(a)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

LIBOR  London Interbank Offered Rate

MTN  Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities
Automobile	$—	$1,238,164	$—	$1,238,164
Credit Card	—	2,555,944	—	2,555,944
Corporate Bonds & Notes
Aerospace & Defense	—	251,650	—	251,650
Auto Manufacturers	—	1,102,926	—	1,102,926
Banks	—	3,937,497	—	3,937,497
Beverages	—	451,737	—	451,737
Diversified Financial Services	—	351,974	—	351,974
Electronics	—	236,137	—	236,137
IT Services	—	706,526	—	706,526
Machinery, Construction & Mining	—	500,175	—	500,175
Machinery-Diversified	—	401,564	—	401,564
Miscellaneous Manufacturer	—	200,924	—	200,924
Oil & Gas	—	1,906,071	—	1,906,071
Pharmaceuticals	—	250,548	—	250,548
Retail	—	1,003,693	—	1,003,693
Semiconductors	—	300,592	—	300,592
Software	—	252,305	—	252,305
Telecommunications	—	462,354	—	462,354
Transportation	—	100,034	—	100,034

See accompanying notes to financial statements.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$—	$1,742,606	$—	$1,742,606
Short-Term Investment	133,860	—	—	133,860

TOTAL INVESTMENTS	$133,860	$17,953,421	$—	$18,087,281

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	483,761	$483,761	2,476,195	2,959,956	—	$—	$347	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,056,518	922,658	133,860	133,860	383	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,507,774	6,507,774	—	—	730	—

TOTAL		$483,761				$133,860	$1,460	$—

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SPDR DoubleLine Total Return Tactical ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street DoubleLine Total Return Tactical Portfolio. The schedule of investments for the State Street DoubleLine Total Return Tactical Portfolio follows.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.3%
Ajax Mortgage Loan Trust Series 2016-B, Class A, 4.00%, 9/25/2065 (a) (b)	$8,863,741	$8,848,767
AVANT Loans Funding Trust:
Series 2015-A, Class A, 4.00%, 8/16/2021 (a)	99,234	99,301
Series 2016-B, Class A, 3.92%, 8/15/2019 (a)	36,313	36,341
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month USD LIBOR + 2.35%, 3.35%, 12/17/2033 (a) (c)	4,000,000	4,048,474
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	3,500,000	3,495,261
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	3,101,342	2,276,032
Navient Student Loan Trust Series 2017-1A, Class A2, ABS, 1 Month USD LIBOR + 0.75%, 1.97%, 7/26/2066 (a) (c)	13,500,000	13,624,822
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	24,000,000	24,239,220
Progress Residential Trust Series 2016-SFR2, Class D, 1 Month USD LIBOR + 2.50%, 3.67%, 1/17/2034 (a) (c)	1,000,000	1,023,334
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 1.39%, 12/25/2036 (c)	3,091,988	2,761,149
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	2,505,255	2,526,332
US Residential Opportunity Fund III Trust Series 2016-1III, Class A, 3.48%, 7/27/2036 (a) (b)	10,508,390	10,580,310
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30%, 11/15/2019 (a)	2,500,000	2,503,886

TOTAL ASSET-BACKED SECURITIES (Cost $75,404,663)		76,063,229

CORPORATE BONDS & NOTES — 12.6%
ARGENTINA — 0.1%
Aeropuertos Argentina 2000 SA 6.88%, 2/1/2027 (a)	300,000	310,539
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.463%, 6.75%, 11/4/2026 (c)	1,300,000	1,352,000

Pampa Energia SA 7.50%, 1/24/2027 (a)	2,100,000	2,191,476

		3,854,015

AUSTRALIA — 0.2%
Commonwealth Bank of Australia 2.75%, 3/10/2022 (a)	2,895,000	2,920,221
Westpac Banking Corp.:
2.00%, 8/19/2021	715,000	703,060
2.50%, 6/28/2022	325,000	323,732
2.60%, 11/23/2020	2,630,000	2,656,458

		6,603,471

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,305,000	3,345,883

BERMUDA — 0.0% (d)
Aircastle, Ltd. 5.00%, 4/1/2023	465,000	497,550

BRAZIL — 0.4%
CIMPOR Financial Operations B.V. Series REGS, 5.75%, 7/17/2024	700,000	592,935
Cosan Overseas, Ltd. 8.25%, 8/5/2017	4,314,000	4,316,588
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	1,119,000	1,118,441
MARB BondCo PLC 7.00%, 3/15/2024 (a)	600,000	579,750
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,000,000	1,015,200
Petrobras Global Finance B.V.:
7.25%, 3/17/2044	5,000,000	4,916,250
7.38%, 1/17/2027	1,000,000	1,058,000

		13,597,164

CANADA — 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (a)	1,330,000	1,319,892
Bank of Montreal Series MTN, 1.90%, 8/27/2021	1,730,000	1,697,597
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,325,000	3,296,904
Fortis, Inc. Series WI, 2.10%, 10/4/2021	1,605,000	1,571,539
Open Text Corp. 5.88%, 6/1/2026 (a)	777,000	833,332
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	3,200,000	3,213,856

		11,933,120

CHILE — 0.5%
AES Gener SA Series REGS, 5.00%, 7/14/2025	300,000	307,787
Cencosud SA Series REGS, 5.15%, 2/12/2025	900,000	964,415
Colbun SA Series REGS, 6.00%, 1/21/2020	1,000,000	1,080,983

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Corp. Group Banking SA Series REGS, 6.75%, 3/15/2023	$2,750,000	$2,745,820
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,400,000	1,346,356
Empresa Nacional de Telecomunicaciones SA:
4.75%, 8/1/2026	2,400,000	2,471,009
Series REGS, 4.88%, 10/30/2024	500,000	520,438
Engie Energia Chile SA Series REGS, 4.50%, 1/29/2025	1,100,000	1,147,840
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	1,462,977	1,498,820
Inversiones CMPC SA:
4.38%, 4/4/2027 (a)	3,100,000	3,150,473
Series REGS, 4.50%, 4/25/2022	1,580,000	1,650,448
Transelec SA Series REGS, 3.88%, 1/12/2029	1,000,000	987,500

		17,871,889

CHINA — 0.6%
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	500,000	525,849
CNOOC Finance 2012, Ltd. Series REGS, 3.88%, 5/2/2022	600,000	623,221
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	5,700,000	5,692,761
CNPC General Capital, Ltd. Series REGS, 3.40%, 4/16/2023	3,000,000	3,057,392
CNPC HK Overseas Capital, Ltd. Series REGS, 4.50%, 4/28/2021	2,500,000	2,659,543
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	2,000,000	2,003,904
Series REGS, 2.75%, 9/29/2026	4,300,000	4,020,788
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	701,644

		19,285,102

COLOMBIA — 0.2%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd. Series REGS, 8.38%, 5/10/2020	1,500,000	1,500,000
Banco de Bogota SA Series REGS, 6.25%, 5/12/2026	3,000,000	3,195,360
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,500,000	1,526,250

		6,221,610

COSTA RICA — 0.1%
Banco Nacional de Costa Rica Series REGS, 5.88%, 4/25/2021 (a)	4,090,000	4,279,367

DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,380,906

Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	4,100,000	4,282,819

		6,663,725

FINLAND — 0.1%
Nokia Oyj 3.38%, 6/12/2022	1,720,000	1,733,072

GUATEMALA — 0.1%
Industrial Senior Trust Series REGS, 5.50%, 11/1/2022	1,900,000	1,942,750

HONG KONG — 0.2%
CK Hutchison International 17, Ltd. 3.50%, 4/5/2027 (a)	4,500,000	4,520,124
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	2,100,000	2,144,737

		6,664,861

INDIA — 0.7%
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,175,988
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	3,999,948
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	4,037,136
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	1,500,000	1,649,033
5.75%, 8/1/2023	600,000	675,146
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	6,500,000	6,424,047
Reliance Holding USA, Inc.:
Series REGS, 4.50%, 10/19/2020	1,650,000	1,738,688
Series REGS, 5.40%, 2/14/2022	4,050,000	4,436,265

		24,136,251

INDONESIA — 0.1%
Pertamina Persero PT Series REGS, 5.63%, 5/20/2043	1,700,000	1,759,469

ISRAEL — 0.2%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	2,000,000	2,048,000
5.41%, 12/30/2025 (a)	1,500,000	1,552,500
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	2,500,000	2,686,250

		6,286,750

JAMAICA — 0.1%
Digicel Group, Ltd.:
Series REGS, 7.13%, 4/1/2022	3,300,000	2,891,790
Series REGS, 8.25%, 9/30/2020	1,000,000	934,900

		3,826,690

JAPAN — 0.1%
Sumitomo Mitsui Financial Group, Inc. 2.85%, 1/11/2022	2,785,000	2,814,716

MALAYSIA — 0.4%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,700,000	1,738,536

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Gohl Capital, Ltd. 4.25%, 1/24/2027	$5,000,000	$5,180,880
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	5,300,000	5,488,309

		12,407,725

MEXICO — 0.8%
Banco Inbursa SA Institucion de Banca Multiple 4.38%, 4/11/2027 (a)	5,500,000	5,501,100
Banco Mercantil del Norte SA Series REGS, 5 year CMT + 4.45%, 5.75%, 10/4/2031 (a) (c)	3,600,000	3,592,800
Banco Santander Mexico SA Series REGS, 5 Year CMT + 4.58%, 5.95%, 1/30/2024 (c)	2,000,000	2,082,500
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (c)	980,000	992,250
Comision Federal de Electricidad:
Series REGS, 4.75%, 2/23/2027	1,700,000	1,748,875
Series REGS, 6.13%, 6/16/2045	1,700,000	1,812,625
Credito Real SAB de CV SOFOM ER 7.25%, 7/20/2023 (a)	2,400,000	2,520,000
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	2,000,000	1,810,000
Grupo Televisa SAB:
4.63%, 1/30/2026	525,000	553,303
6.13%, 1/31/2046	2,200,000	2,463,494
Sigma Alimentos SA de CV Series REGS, 4.13%, 5/2/2026	1,000,000	1,016,000
Sixsigma Networks Mexico SA de CV Series REGS, 8.25%, 11/7/2021	600,000	600,360
TV Azteca SAB de CV:
7.50%, 5/25/2018	600,000	597,000
7.63%, 9/18/2020	600,000	605,400

		25,895,707

NETHERLANDS — 0.1%
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	129,750
Shell International Finance B.V. 1.38%, 5/10/2019	3,340,000	3,319,559

		3,449,309

NEW ZEALAND — 0.0% (d)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.13%, 7/15/2023 (a)	1,605,000	1,665,187

PANAMA — 0.0% (d)
Autoridad del Canal de Panama Series REGS, 4.95%, 7/29/2035	200,000	218,000

PERU — 0.1%
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (c)	500,000	548,125

Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	3,700,000	3,838,750

		4,386,875

QATAR — 0.1%
Ooredoo International Finance, Ltd. Series REGS, 3.88%, 1/31/2028	4,400,000	4,346,707

SINGAPORE — 0.2%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (c)	1,300,000	1,297,622
Oversea-Chinese Banking Corp., Ltd. Series REGS, USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (c)	200,000	205,185
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	3,500,000	3,457,379
United Overseas Bank, Ltd. USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (c)	2,500,000	2,547,630

		7,507,816

TRINIDAD AND TOBAGO — 0.1%
National Gas Co. of Trinidad & Tobango, Ltd. 6.05%, 1/15/2036	3,400,000	3,493,500

UNITED KINGDOM — 0.2%
AstraZeneca PLC 2.38%, 6/12/2022	1,685,000	1,683,399
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	3,330,000	3,353,077
Unilever Capital Corp. 2.90%, 5/5/2027	1,375,000	1,355,475

		6,391,951

UNITED STATES — 6.3%
AbbVie, Inc. 3.20%, 11/6/2022	1,650,000	1,687,406
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	860,000	890,100
AECOM 5.13%, 3/15/2027	1,280,000	1,288,000
Allergan Funding SCS:
3.80%, 3/15/2025	675,000	698,247
3.85%, 6/15/2024	2,375,000	2,473,990
Amazon.com, Inc.:
2.60%, 12/5/2019	1,825,000	1,858,835
3.80%, 12/5/2024	1,255,000	1,337,328
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,260,000	1,299,375
American Express Credit Corp.:
Series MTN, 1.80%, 7/31/2018	3,335,000	3,334,633
Series MTN, 2.70%, 3/3/2022	200,000	201,788
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	3,046,113
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	820,000	866,166

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

AT&T, Inc. 3.80%, 3/1/2024	$1,550,000	$1,584,426
B&G Foods, Inc. 5.25%, 4/1/2025	870,000	886,356
Bank of America Corp. 2.00%, 1/11/2018	3,328,000	3,333,092
Becton Dickinson and Co. 2.89%, 6/6/2022	3,355,000	3,351,645
Berry Plastics Corp. 5.50%, 5/15/2022	1,825,000	1,900,281
Boston Properties L.P. 3.65%, 2/1/2026	3,235,000	3,279,417
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.63%, 1/15/2024 (a)	2,420,000	2,481,661
BWAY Holding Co. 5.50%, 4/15/2024 (a)	935,000	956,038
Calpine Corp. 5.75%, 1/15/2025	950,000	895,375
Cardinal Health, Inc. 3.41%, 6/15/2027	3,605,000	3,615,022
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,900,993
CBS Corp. 2.50%, 2/15/2023 (e)	185,000	183,274
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)	325,000	340,860
5.25%, 9/30/2022	1,720,000	1,769,536
Centene Corp.:
4.75%, 5/15/2022	475,000	497,563
4.75%, 1/15/2025	1,275,000	1,315,641
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	1,225,000	1,251,031
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,575,000	1,680,163
CHS/Community Health Systems, Inc. 6.25%, 3/31/2023	1,215,000	1,255,824
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	1,025,000	1,068,563
Cisco Systems, Inc. 2.50%, 9/20/2026	1,730,000	1,658,759
Citigroup, Inc. 3.20%, 10/21/2026	3,460,000	3,365,750
Comcast Corp. 4.40%, 8/15/2035	3,128,000	3,396,977
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,350,000	1,385,438
CSC Holdings LLC 6.75%, 11/15/2021	372,000	411,544
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024 (a)	470,000	482,925
Delta Air Lines, Inc. 3.63%, 3/15/2022	2,015,000	2,072,508

Discover Financial Services 4.10%, 2/9/2027	1,680,000	1,687,207
Dollar Tree, Inc. 5.75%, 3/1/2023	1,034,000	1,091,180
Duke Energy Corp. 2.65%, 9/1/2026	3,195,000	3,036,975
eBay, Inc. 2.75%, 1/30/2023	1,680,000	1,666,980
Energy Transfer L.P.:
4.20%, 4/15/2027	280,000	279,462
4.75%, 1/15/2026	2,255,000	2,349,845
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,355,000	2,424,072
Envision Healthcare Corp. 6.25%, 12/1/2024 (a)	675,000	720,563
Equinix, Inc. 5.38%, 4/1/2023	1,840,000	1,915,992
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	2,010,000	2,077,837
FedEx Corp. 4.75%, 11/15/2045	3,040,000	3,296,758
First Data Corp. 5.75%, 1/15/2024 (a)	1,175,000	1,222,000
Frontier Communications Corp. 8.50%, 4/15/2020	400,000	420,000
General Motors Financial Co., Inc. 3.95%, 4/13/2024	3,265,000	3,309,763
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	3,288,000	3,387,094
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	2,475,000	2,476,559
3.00%, 4/26/2022	695,000	700,275
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	1,265,000	1,325,088
Gray Television, Inc. 5.13%, 10/15/2024 (a)	1,775,000	1,789,422
HCA, Inc. 4.25%, 10/15/2019	1,935,000	2,009,981
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	3,175,000	3,271,159
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	1,650,000	1,672,687
Home Depot, Inc. 3.00%, 4/1/2026	2,237,000	2,249,415
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 2/1/2022	995,000	1,039,775
International Paper Co. 3.00%, 2/15/2027	855,000	822,425
John Deere Capital Corp. Series MTN, 2.65%, 1/6/2022	795,000	806,909
JPMorgan Chase & Co. 2.25%, 1/23/2020	3,335,000	3,344,938
Kinder Morgan, Inc. 3.05%, 12/1/2019	1,535,000	1,560,435
Kraft Heinz Foods Co. 2.80%, 7/2/2020	3,230,000	3,275,446

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Laboratory Corp. of America Holdings 3.60%, 2/1/2025	$3,271,000	$3,315,453
Level 3 Communications, Inc. 5.75%, 12/1/2022	1,301,000	1,349,788
Levi Strauss & Co. 5.00%, 5/1/2025	1,240,000	1,294,312
LifePoint Health, Inc. 5.38%, 5/1/2024	1,490,000	1,542,150
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	875,000	887,031
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024	220,000	239,800
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	1,300,000	1,353,300
Microsoft Corp. 2.40%, 2/6/2022	1,805,000	1,822,165
Morgan Stanley 2.75%, 5/19/2022	3,360,000	3,358,454
Mylan NV 3.15%, 6/15/2021	1,700,000	1,729,461
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	1,947,000	1,948,674
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	1,300,000	1,329,250
Navient Corp. 6.50%, 6/15/2022	835,000	885,100
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	1,650,000	1,697,437
New York Life Global Funding:
2.30%, 6/10/2022 (a)	860,000	855,407
2.90%, 1/17/2024 (a)	985,000	994,398
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	900,000	911,250
NGL Energy Partners L.P./NGL Energy Finance Corp. 6.13%, 3/1/2025 (a)	1,265,000	1,163,800
Novelis Corp. 5.88%, 9/30/2026 (a)	795,000	818,850
NRG Energy, Inc. 6.25%, 7/15/2022	825,000	843,563
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,220,000	3,331,402
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	760,000	786,600
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	850,000	847,344
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	697,311
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	815,000	817,038
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,140,000	1,238,838

Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	2,750,000	2,861,375
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	1,805,000	1,852,381
Reynolds American, Inc. 4.00%, 6/12/2022	3,015,000	3,198,704
Rite Aid Corp. 6.13%, 4/1/2023 (a)	1,320,000	1,298,616
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	1,670,000	1,732,625
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	1,834,000	1,886,819
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	1,160,000	1,235,400
Select Medical Corp. 6.38%, 6/1/2021	1,255,000	1,294,219
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	1,750,000	1,813,437
Simon Property Group L.P. 2.63%, 6/15/2022	3,305,000	3,311,742
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a) (e)	530,000	534,134
5.38%, 7/15/2026 (a)	1,325,000	1,376,344
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,115,000	2,125,363
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,657,325
Southern Co.:
1.85%, 7/1/2019	635,000	632,282
2.45%, 9/1/2018	2,505,000	2,521,884
Spectrum Brands, Inc. 6.63%, 11/15/2022	1,197,000	1,253,858
Station Casinos LLC 7.50%, 3/1/2021	755,000	784,256
Sysco Corp. 3.25%, 7/15/2027	1,685,000	1,665,201
Tempur Sealy International, Inc. 5.63%, 10/15/2023	775,000	804,063
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	1,875,000	1,933,612
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	788,500	804,270
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	375,000	400,313
Tribune Media Co. 5.88%, 7/15/2022	695,000	728,742
Universal Health Services, Inc. 4.75%, 8/1/2022 (a)	1,375,000	1,421,406
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/2022 (a)	1,260,000	1,319,850
Valero Energy Corp. 6.63%, 6/15/2037	1,025,000	1,264,850
Verizon Communications, Inc. 3.50%, 11/1/2024	1,510,000	1,524,103
Waste Management, Inc. 3.13%, 3/1/2025	2,347,000	2,375,164
WellCare Health Plans, Inc. 5.25%, 4/1/2025	1,235,000	1,296,750

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Wells Fargo & Co.:
3.07%, 1/24/2023	$1,650,000	$1,670,361
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	1,675,000	1,695,033
Williams Partners L.P. 3.75%, 6/15/2027	1,650,000	1,638,549
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	1,225,000	1,279,917

		210,784,009

TOTAL CORPORATE BONDS & NOTES (Cost $417,224,217)		423,864,241

FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
ARGENTINA — 0.3%
Argentine Republic Government International Bond 6.88%, 1/26/2027	6,400,000	6,630,400
Provincia de Buenos Aires 7.88%, 6/15/2027 (a)	2,800,000	2,898,840

		9,529,240

BRAZIL — 0.2%
Brazilian Government International Bond 5.63%, 1/7/2041	5,500,000	5,293,750

CHILE — 0.3%
Chile Government International Bond:
3.13%, 3/27/2025	200,000	204,372
3.13%, 1/21/2026	7,300,000	7,445,197
3.86%, 6/21/2047	1,000,000	1,005,530

		8,655,099

COSTA RICA — 0.1%
Costa Rica Government International Bond Series REGS, 10.00%, 8/1/2020	2,905,000	3,391,588

DOMINICAN REPUBLIC — 0.3%
Dominican Republic International Bond:
5.95%, 1/25/2027 (a)	6,500,000	6,792,500
Series REGS, 5.50%, 1/27/2025	1,000,000	1,032,500
Series REGS, 6.85%, 1/27/2045	2,400,000	2,556,000

		10,381,000

GUATEMALA — 0.1%
Guatemala Government Bond:
Series REGS, 4.50%, 5/3/2026	3,300,000	3,334,947
Series REGS, 4.88%, 2/13/2028	1,000,000	1,027,500

		4,362,447

INDIA — 0.0% (d)
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	1,300,000	1,351,653

INDONESIA — 0.3%
Indonesia Government International Bond 4.35%, 1/8/2027 (a)	500,000	521,410

Perusahaan Penerbit SBSN Indonesia III Series REGS, 4.15%, 3/29/2027 (a)	8,000,000	8,120,000

		8,641,410

ISRAEL — 0.1%
Israel Government International Bond 2.88%, 3/16/2026	3,000,000	2,983,620

MALAYSIA — 0.1%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	1,700,000	1,697,280

MEXICO — 0.4%
Mexico Government International Bond:
4.13%, 1/21/2026	5,200,000	5,408,052
4.15%, 3/28/2027	4,100,000	4,246,206
Series MTN, 4.75%, 3/8/2044	3,000,000	3,003,570

		12,657,828

PANAMA — 0.3%
Panama Government International Bond:
3.88%, 3/17/2028	5,000,000	5,125,550
4.30%, 4/29/2053	3,500,000	3,434,795
4.50%, 5/15/2047	2,500,000	2,535,975

		11,096,320

PERU — 0.0% (d)
Fondo MIVIVIENDA SA 3.50%, 1/31/2023 (a)	800,000	809,600

PHILIPPINES — 0.2%
Philippine Government International Bond:
3.70%, 2/2/2042	3,000,000	3,028,800
4.20%, 1/21/2024	4,900,000	5,358,640

		8,387,440

POLAND — 0.0% (d)
Poland Government International Bond 5.13%, 4/21/2021	1,100,000	1,210,594

QATAR — 0.1%
Qatar Government International Bond Series REGS, 2.38%, 6/2/2021	3,000,000	2,926,152

SOUTH KOREA — 0.2%
Korea Development Bank:
2.00%, 9/12/2026	800,000	730,528
3.00%, 1/13/2026	200,000	198,656
Korea International Bond 2.75%, 1/19/2027	6,500,000	6,381,115

		7,310,299

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $99,025,292)		100,685,320

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS — 6.2% (f)
AUTO COMPONENTS — 0.1%
CH Hold Corp.:
Senior Secured 1st Lien Term Loan, 4.23%, 2/1/2024	$136,023	$136,732
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 4.81%, 4/15/2021	3,230,084	3,243,537

		3,380,269

AUTOMOBILES — 0.0% (d)
American Axle & Manufacturing, Inc. Senior Secured Term Loan B, 3.47%, 4/6/2024	1,306,800	1,295,757

BUILDING PRODUCTS — 0.0% (d)
Jeld-Wen, Inc. Senior Secured Term Loan B, 4.30%, 7/1/2022	1,113,939	1,124,383

CHEMICALS — 0.3%
Alpha 3 B.V. Senior Secured Term Loan B1, 4.30%, 1/31/2024	250,000	250,899
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.23%, 3/10/2024	4,004,963	4,018,319
Kraton Polymers LLC Senior Secured Term Loan B, 5.23%, 1/6/2022	3,888,433	3,930,855

		8,200,073

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 3.97%, 5/2/2022	3,985,013	3,990,631

COMMUNICATIONS EQUIPMENT — 0.0% (d)
Digicel International Finance, Ltd. Senior Secured Term Loan B, 4.94%, 5/28/2024	180,000	181,435

COMPUTERS & PERIPHERALS — 0.1%
Tempo Acquisition LLC Senior Secured Term Loan, 4.06%, 5/1/2024	1,890,000	1,896,643
Western Digital Corp. Senior Secured Term Loan B, 3.98%, 4/29/2023	601,799	605,374

		2,502,017

CONSTRUCTION & ENGINEERING — 0.1%
Brand Energy & Infrastructure Services, Inc. Senior Secured Term Loan, 5.49%, 6/21/2024	4,285,000	4,286,328

CONTAINERS & PACKAGING — 0.3%
Berry Plastics Holding Corp. Senior Secured Term Loan I, 3.73%, 10/1/2022	3,604,984	3,612,753

BWAY Holding Co. Senior Secured Term Loan B, 4.33%, 4/3/2024	550,000	550,638
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.23%, 2/5/2023	4,074,121	4,083,858

		8,247,249

DISTRIBUTORS — 0.0% (d)
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.48%, 9/1/2021	466,901	469,966

DIVERSIFIED FINANCIAL SERVICES — 0.1%
AlixPartners LLP Senior Secured Term Loan B, 4.30%, 4/4/2024	2,004,975	2,016,253

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink, Inc. Senior Secured Term Loan B, 1.38%, 1/31/2025	3,440,000	3,405,841
Telesat Canada Senior Secured Term Loan B4, 4.30%, 11/17/2023	3,981,343	4,009,790

		7,415,631

ELECTRIC UTILITIES — 0.1%
EFS Cogen Holdings I LLC Senior Secured Term Loan B, 4.80%, 6/28/2023	3,941,279	3,963,803

ELECTRICAL EQUIPMENT — 0.1%
Gates Global LLC Senior Secured USD Term Loan B, 3.25%, 4/1/2024	2,150,000	2,152,569

ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Fairmount Minerals, Ltd. Senior Secured Term Loan B2, 4.80%, 9/5/2019	701,437	664,085

FOOD & STAPLES RETAILING — 0.2%
Albertsons LLC Senior Secured Term Loan B4, 3.98%, 8/25/2021	3,636,548	3,596,327
BJ’s Wholesale Club, Inc. Senior Secured 1st Lien Term Loan, 4.97%, 2/3/2024	3,230,000	3,138,478

		6,734,805

FOOD PRODUCTS — 0.1%
Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.80%, 6/15/2023	1,456,526	1,401,003
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 5.15%, 7/3/2020	1,490,895	1,421,009

		2,822,012

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Air Methods Corp. Senior Secured Term Loan B, 4.80%, 4/21/2024	$2,630,701	$2,606,591

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Change Healthcare Holdings, Inc. Senior Secured Term Loan B, 3.98%, 3/1/2024	4,084,763	4,090,420
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.42%, 6/7/2023	1,955,051	1,976,233
Community Health Systems, Inc. Senior Secured Term Loan G, 3.95%, 12/31/2019	3,441,448	3,440,123
Envision Healthcare Corp. Senior Secured Term Loan B, 4.30%, 12/1/2023	4,051,451	4,076,772
HCA, Inc. Senior Secured Term Loan B8, 3.48%, 2/15/2024	497,503	500,573
Select Medical Corp. Senior Secured Term Loan B, 4.65%, 3/6/2024	3,381,525	3,413,261
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 3.50%, 6/6/2024	1,225,000	1,231,131
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 3.98%, 2/6/2024	3,975,038	3,948,345
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.55%, 12/31/2022	8,927	8,656

		22,685,514

HOTELS, RESTAURANTS & LEISURE — 0.5%
1011778 BC ULC Senior Secured Term Loan B3, 3.55%, 2/16/2024	3,826,510	3,820,541
CityCenter Holdings LLC Senior Secured Term Loan B, 3.72%, 4/18/2024	2,211,841	2,217,824
Eldorado Resorts LLC Senior Secured Term Loan B, 3.38%, 4/17/2024	2,134,650	2,119,974
LTF Merger Sub, Inc. Senior Secured Term Loan B, 4.23%, 6/10/2022	4,086,628	4,097,274
MGM Growth Prop. Operating Partnership L.P. Senior Secured Term Loan B, 3.48%, 4/25/2023	3,929,296	3,940,848
Mohegan Tribal Gaming Authority Senior Secured Term Loan B, 5.23%, 10/13/2023	542,275	548,969
Scientific Games International, Inc. Senior Secured Term Loan B3, 5.08%, 10/1/2021	533,854	539,750

Travel Leaders Group LLC Senior Secured 1st Lien Term Loan, 6.48%, 1/25/2024	588,525	591,836

		17,877,016

HOUSEHOLD PRODUCTS — 0.0% (d)
KIK Custom Products, Inc. Senior Secured Term Loan B, 5.79%, 8/26/2022	1,040,682	1,052,171

INSURANCE — 0.1%
Acrisure LLC Senior Secured 2016 Term Loan B, 6.30%, 11/22/2023	1,880,288	1,901,826
Lonestar Intermediate Super Holdings LLC Senior Secured PIK Term Loan B, 5.11%, 8/31/2021	800,000	826,252
York Risk Services Holding Corp. Senior Secured Term Loan B, 4.98%, 10/1/2021	1,012,352	992,612

		3,720,690

INTERNET SOFTWARE & SERVICES — 0.0% (d)
Sabre GLBL, Inc. Senior Secured Term Loan B, 3.98%, 2/22/2024	343,275	345,940

IT SERVICES — 0.2%
First Data Corp. Senior Secured 2017 Term Loan, 3.72%, 4/26/2024	2,009,541	2,011,691
Optiv Security, Inc. Senior Secured 1st Lien Term Loan, 4.44%, 2/1/2024	1,634,132	1,607,578
TKC Holdings, Inc. Senior Secured Term Loan, 5.31%, 2/1/2023	4,119,675	4,118,398

		7,737,667

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Jaguar Holding Co. II Senior Secured 2017 Term Loan, 3.98%, 8/18/2022	3,929,395	3,935,721

MACHINERY — 0.0% (d)
Clark Equipment Co. Senior Secured 2017 Term Loan B, 3.93%, 5/18/2024	179,550	180,313
Milacron LLC Senior Secured Amended Term Loan B, 4.23%, 9/28/2023	348,250	349,448

		529,761

MEDIA — 0.5%
CSC Holdings LLC Senior Secured 2017 1st Lien Term Loan, 3.46%, 7/17/2025	3,951,772	3,929,543
Mission Broadcasting, Inc. Senior Secured Term Loan B2, 4.24%, 1/17/2024	135,825	136,287

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Nexstar Broadcasting, Inc. Senior Secured Term Loan B, 4.24%, 1/17/2024	$1,410,811	$1,415,601
Rentpath, Inc. Senior Secured 1st Lien Term Loan, 6.48%, 12/17/2021	864,485	863,768
Tribune Media Co.:
Senior Secured Term Loan, 4.23%, 12/27/2020	88,561	89,005
Senior Secured Term Loan C, 4.23%, 1/27/2024	4,046,429	4,066,155
WideOpenWest Finance LLC Senior Secured Term Loan B, 3.25%, 8/16/2023	2,410,000	2,410,831
WMG Acquisition Corp. Senior Secured Term Loan D, 3.72%, 11/1/2023	3,950,000	3,955,550

		16,866,740

OIL, GAS & CONSUMABLE FUELS — 0.1%
Peabody Energy Corp. Senior Secured Exit Term Loan, 5.73%, 3/31/2022	4,004,963	4,004,462

PERSONAL PRODUCTS — 0.1%
NBTY, Inc. Senior Secured Term Loan B, 4.80%, 5/5/2023	3,998,713	4,008,010
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.73%, 9/7/2023	525,347	491,594

		4,499,604

PHARMACEUTICALS — 0.2%
Grifols Worldwide Operations USA, Inc. Senior Secured Term Loan, 3.44%, 1/31/2025	3,940,125	3,949,030
Mallinckrodt International Finance S.A. Senior Secured Term Loan B, 4.05%, 9/24/2024	937,650	936,478

		4,885,508

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P.:
Senior Secured 2017 1st Lien Term Loan, 4.22%, 3/24/2024	2,580,000	2,602,898
Senior Secured 2nd Lien Term Loan, 7.22%, 3/24/2025	415,000	422,781

		3,025,679

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Lightstone Generation LLC:
Senior Secured Term Loan B, 5.72%, 1/30/2024	3,871,348	3,780,720
Senior Secured Term Loan C, 5.73%, 1/30/2024	239,434	233,829

		4,014,549

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Lumileds Holding B.V. Senior Secured Term Loan B, Zero Coupon, 2/27/2024	2,750,000	2,792,969

SOFTWARE — 0.8%
Almonde, Inc. Senior Secured 1st Lien Term Loan, 4.74%, 6/13/2024	3,940,000	3,945,142
Cision US Inc. Senior Secured Term Loan B, 7.23%, 6/16/2023	3,946,471	3,974,846
Kronos, Inc. Senior Secured 2017 Term Loan B, 4.68%, 11/1/2023	3,989,975	4,021,835
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 3.96%, 4/26/2024	104,472	104,786
Mitchell International, Inc. Senior Secured 2nd Lien Term Loan, 8.67%, 10/11/2021	280,000	282,975
RP Crown Parent LLC Senior Secured Term Loan B, 4.73%, 10/12/2023	825,850	832,415
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 4.03%, 4/19/2024	705,528	707,644
SkillSoft Corp. Senior Secured 1st Lien Term Loan, 5.98%, 4/28/2021	306,701	290,655
SolarWinds Holdings, Inc. Senior Secured Term Loan, 4.73%, 2/5/2023	4,084,738	4,098,790
Solera Holdings, Inc. Senior Secured Term Loan B, 4.48%, 3/3/2023	4,042,446	4,060,900
Sophia L.P. Senior Secured Term Loan B, 4.55%, 9/30/2022	4,090,827	4,085,713

		26,405,701

SPECIALTY RETAIL — 0.3%
Jo-Ann Stores, Inc. Senior Secured Term Loan, 6.39%, 10/20/2023	950,225	947,650
Leslies Poolmart, Inc. Senior Secured Term Loan, 4.87%, 8/16/2023	4,095,791	4,115,001
Party City Holdings, Inc. Senior Secured Term Loan, 4.30%, 8/19/2022	3,892,742	3,902,474

		8,965,125

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Dell, Inc. Senior Secured Term Loan B, 3.73%, 9/7/2023	4,083,311	4,102,870

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Quest Software US Holdings, Inc. Senior Secured Term Loan B, 7.23%, 10/31/2022	$3,930,126	$3,996,938

		8,099,808

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L. Senior Secured Term Loan B2, 3.96%, 3/20/2022	635,000	639,867
Univar, Inc. Senior Secured Term Loan B, 3.98%, 7/1/2022	4,075,264	4,084,494

		4,724,361

TOTAL SENIOR FLOATING RATE LOANS (Cost $208,336,300)		208,222,843

COMMERCIAL MORTGAGE BACKED SECURITIES — 6.3%
A10 Securitization LLC:
Series 2016-1, Class 2A3, CMO, 3.00%, 12/20/2030 (a) (c)	3,300,981	3,305,364
Series 2016-1, Class A1, 2.42%, 3/15/2035 (a)	1,657,191	1,649,754
Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.88%, 7/25/2060 (a) (b)	6,271,955	6,264,472
Alternative Loan Trust:
Series 2005-79CB, Class A4, 5.50%, 1/25/2036	9,979,719	8,426,597
Series 2006-24CB, Class A9, 6.00%, 6/25/2036	5,150,408	4,344,529
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XA, IO, 0.50%, 4/14/2033 (a) (c)	30,000,000	831,936
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	6,090,308	6,019,879
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.51%, 9/15/2048 (c)	945,000	962,955
Banc of America Funding Trust:
Series 2006-8T2, Class A4, 5.83%, 10/25/2036 (b)	5,505,221	5,207,104
Series 2007-5, Class CA1, 6.00%, 7/25/2037	7,264,828	6,447,975
BBCMS Trust Series 2015-STP, Class D, 4.43%, 9/10/2028 (a) (c)	1,750,000	1,769,301
BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 1 Month USD LIBOR + 1.23%, 2.39%, 5/15/2029 (a) (c)	1,500,000	1,501,882
CD Mortgage Trust Series 2007-CD5, Class AJA, 6.51%, 11/15/2044 (c)	800,000	808,347

CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.24%, 1/10/2048 (c)	24,877,053	1,802,372
Series 2016-C4, Class XA, IO, 1.92%, 5/10/2058 (c)	19,749,292	2,242,501
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, 5.50%, 8/25/2035	1,543,654	1,342,797
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	5,345,886	4,839,904
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AMFX, 5.87%, 12/10/2049 (a) (c)	750,000	750,501
Series 2015-GC27, Class D, 4.58%, 2/10/2048 (a) (c)	943,700	769,116
Series 2015-GC31, Class C, 4.20%, 6/10/2048 (c)	1,500,000	1,450,803
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (c)	1,500,000	1,529,475
Series 2015-GC35, Class C, 4.65%, 11/10/2048 (c)	1,435,000	1,423,506
Series 2016-GC36, Class XA, IO, 1.50%, 2/10/2049 (c)	22,044,407	1,886,854
Citigroup Mortgage Loan Trust Series 2007-AR5, Class 1A2A, 3.35%, 4/25/2037 (c)	3,444,342	3,002,817
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO, 5.75%, 12/25/2036	5,714,667	5,028,692
Series 2007-A1, Class 1A7, 6.00%, 1/25/2037	10,024,793	9,232,512
Colony Mortgage Capital, Ltd. Series 2015-FL3, Class A, 1 Month USD LIBOR + 1.95%, 2.94%, 9/5/2032 (a) (c)	295,107	295,638
COMM Mortgage Trust:
Series 2015-CR22, Class D, 4.26%, 3/10/2048 (a) (c)	1,500,000	1,232,726
Series 2015-CR22, Class XA, IO, 1.14%, 3/10/2048 (c)	10,764,979	555,133
Series 2015-CR23, Class D, 4.40%, 5/10/2048 (c)	900,000	736,751
Series 2015-CR26, Class B, 4.64%, 10/10/2048 (c)	1,600,000	1,702,816
Series 2015-CR26, Class XA, IO, 1.20%, 10/10/2048 (c)	22,655,906	1,408,810
Series 2015-DC1, Class D, 4.50%, 2/10/2048 (a) (c)	750,000	589,552
Series 2015-DC1, Class XA, IO, 1.31%, 2/10/2048 (c)	9,114,679	539,157
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	966,412
Series 2015-LC21, Class C, 4.46%, 7/10/2048 (c)	968,000	923,683
Series 2016-CR28, Class C, 4.80%, 2/10/2049 (c)	2,235,000	2,289,601
Series 2016-DC2, Class C, 4.80%, 2/10/2049 (c)	1,329,000	1,305,809

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Series 2016-DC2, Class XA, IO, 1.22%, 2/10/2049 (c)	$19,827,653	$1,332,212
Commercial Mortgage Trust Series 2007-GG11, Class AJ, 6.30%, 12/10/2049 (c)	3,000,000	3,023,075
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.48%, 11/12/2043 (a) (c)	239,626	239,926
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A1AM, 6.25%, 9/15/2039 (c)	392,690	392,318
Series 2007-C5, Class A4, 5.70%, 9/15/2040 (c)	670,471	669,813
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (c)	900,000	926,676
Series 2015-C4, Class XA, IO, 1.09%, 11/15/2048 (c)	36,233,654	2,058,941
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, 6.00%, 8/25/2036	3,293,491	3,173,554
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (c)	2,109,000	2,127,504
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.73%, 2/10/2046 (c)	15,156,936	1,020,241
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, IO, 1.17%, 4/10/2047 (c)	48,819,760	2,565,503
Series 2014-GC24, Class XA, IO, 0.98%, 9/10/2047 (c)	32,117,207	1,392,185
Series 2015-GC32, Class XA, IO, 1.02%, 7/10/2048 (c)	26,385,147	1,310,577
Series 2015-GC34, Class XA, IO, 1.52%, 10/10/2048 (c)	17,317,518	1,452,154
Series 2015-GS1, Class XA, IO, 0.98%, 11/10/2048 (c)	26,981,100	1,472,798
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	879,292	878,638
Series 2007-C1, Class AM, 6.26%, 2/15/2051 (c)	2,108,000	2,118,846
Series 2007-CB20, Class AJ, 6.43%, 2/12/2051 (c)	1,500,000	1,509,375
Series 2007-LD11, Class AM, 6.10%, 6/15/2049 (c)	1,617,137	1,655,528
Series 2007-LD12, Class AM, 6.26%, 2/15/2051 (c)	717,513	727,503
Series 2008-C2, Class A4, 6.07%, 2/12/2051	1,630,929	1,636,647
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (c)	1,775,000	1,840,884
Series 2015-JP1, Class XA, IO, 1.30%, 1/15/2049 (c)	23,092,395	1,303,667

JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 1.14%, 11/15/2047 (c)	6,399,389	321,357
Series 2014-C26, Class C, 4.57%, 1/15/2048 (c)	1,500,000	1,502,445
Series 2015-C27, Class XA, IO, 1.50%, 2/15/2048 (c)	7,815,646	522,792
Series 2015-C28, Class XA, IO, 1.33%, 10/15/2048 (c)	11,842,812	677,216
Series 2015-C30, Class XA, IO, 0.84%, 7/15/2048 (c)	30,665,743	1,067,459
Series 2015-C32, Class C, 4.82%, 11/15/2048 (c)	1,300,000	1,248,566
Series 2015-C33, Class C, 4.77%, 12/15/2048 (c)	1,739,000	1,792,787
Series 2016-C1, Class C, 4.91%, 3/15/2049 (c)	2,180,000	2,266,437
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.86%, 6/15/2049 (c)	22,007,995	2,150,480
LBUBS Commercial Mortgage Trust Series 2007-C7, Class AJ, 6.50%, 9/15/2045 (c)	1,615,000	1,633,828
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.75%, 5/12/2039 (c)	270,232	269,997
Series 2007-C1, Class AM, 6.02%, 6/12/2050 (c)	2,180,000	2,188,175
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 1.06%, 10/15/2046 (c)	18,855,954	582,651
Series 2013-C7, Class XA, IO, 1.63%, 2/15/2046 (c)	17,022,137	984,477
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	359,150
Series 2015-C20, Class C, 4.61%, 2/15/2048 (c)	500,000	494,475
Series 2015-C25, Class C, 4.68%, 10/15/2048 (c)	1,700,000	1,745,866
Series 2015-C27, Class C, 4.69%, 12/15/2047 (c)	1,219,000	1,172,880
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (c)	1,750,000	1,273,945
Series 2016-C28, Class XA, IO, 1.44%, 1/15/2049 (c)	24,159,983	1,945,847
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 1.12%, 12/15/2048 (c)	26,067,246	1,610,184
Series 2015-XLF1, Class D, 1 Month USD LIBOR + 3.00%, 4.14%, 8/14/2031 (a) (c)	750,000	750,706
RALI Trust Series 2004-QS7, Class A4, 5.50%, 5/25/2034	1,696,543	1,721,363

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, 3.20%, 9/25/2036 (c)	$1,700,956	$1,499,640
VSD LLC 3.60%, 12/25/2043	3,780,845	3,782,323
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (c)	719,236	722,490
Series 2007-C33, Class AJ, 6.17%, 2/15/2051 (c)	4,866,000	4,952,834
Series 2007-C33, Class AM, 6.17%, 2/15/2051 (c)	1,550,000	1,548,537
Series 2007-C34, Class A3, 5.68%, 5/15/2046	74,455	74,396
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, 5.50%, 10/25/2035	2,792,477	2,721,057
Series 2006-5, Class 3A2, 6.00%, 7/25/2036 (b)	3,423,813	1,560,774
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (c)	10,862,587	10,875,233
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	743,584
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	671,946
Series 2015-C26, Class XA, IO, 1.44%, 2/15/2048 (c)	8,993,330	652,751
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	695,836
Series 2015-C28, Class C, 4.27%, 5/15/2048 (c)	1,500,000	1,416,484
Series 2015-LC20, Class XA, IO, 1.53%, 4/15/2050 (c)	7,864,911	569,191
Series 2015-NXS1, Class XA, IO, 1.32%, 5/15/2048 (c)	9,819,795	611,435
Series 2015-NXS2, Class XA, IO, 0.93%, 7/15/2058 (c)	29,592,807	1,219,641
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (c)	1,600,000	1,535,330
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,644,362
Series 2015-P2, Class XA, IO, 1.17%, 12/15/2048 (c)	22,040,792	1,324,334
Series 2016-C32, Class C, 4.88%, 1/15/2059 (c)	1,581,000	1,508,790
Series 2016-C33, Class XA, IO, 1.97%, 3/15/2059 (c)	15,486,363	1,679,730
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 3.28%, 8/25/2037 (c)	8,736,595	8,383,658

WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.37%, 3/15/2047 (c)	10,360,386	551,518
Series 2014-C21, Class XA, IO, 1.30%, 8/15/2047 (c)	19,373,932	1,087,602

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $216,605,991)		210,533,157

MORTGAGE-BACKED SECURITIES — 3.4%
Alternative Loan Trust Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	4,563,956	3,882,218
BANK 2017-BNK4 Series 2017-BNK4, Class XA, IO, 1.62%, 5/15/2050 (c)	30,778,951	3,154,504
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class A4, 5.69%, 6/11/2050 (c)	613,939	616,280
Series 2007-PW18, Class A4, 5.70%, 6/11/2050	2,060,764	2,070,714
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.49%, 5/10/2050 (c)	17,025,441	1,590,959
CFCRE Commercial Mortgage Trust Series 2017-C8, Class XA, IO, 1.68%, 6/15/2050 (c)	28,399,000	3,306,226
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AM, 5.87%, 12/10/2049 (c)	800,000	800,534
Series 2008-C7, Class AM, 6.39%, 12/10/2049 (c)	2,836,000	2,878,540
Series 2010-RR2, Class JA4B, 6.07%, 2/19/2051 (a) (c)	912,000	918,237
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	1,984,179
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (c)	2,558,000	2,669,478
CLNS Trust Series 2017-IKPR, Class D, 1 Month LIBOR, 3.05%, 6/11/2032 (a)	3,338,000	3,348,386
Cold Storage Trust:
Series 2017-ICE3, Class A, 1 Month LIBOR + 1.000%, 2.16%, 4/15/2036 (a) (c)	1,965,000	1,967,434
Series 2017-ICE3, Class C, 1 Month LIBOR + 1.350%, 2.51%, 4/15/2036 (a) (c)	2,397,000	2,401,462
COMM Mortgage Trust Series 2013-CR12, Class XA, IO, 1.50%, 10/10/2046 (c)	33,413,194	1,892,988
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (c)	225,000	225,606

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.52%, 2/15/2041 (a) (c)	$1,700,000	$1,718,963
GS Mortgage Securities Trust:
Series 2013-GC14, Class A2, 3.00%, 8/10/2046	2,865,000	2,896,486
Series 2016-GS3, Class XA, IO, 1.41%, 10/10/2049 (c)	32,841,066	2,836,838
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (c)	998,636	997,916
Series 2016-ASH, Class B, 1 Month USD LIBOR + 2.15%, 3.14%, 10/15/2034 (a) (c)	2,044,000	2,055,737
Series 2016-ASH, Class C, 1 Month USD LIBOR + 2.75%, 3.74%, 10/15/2034 (a) (c)	1,154,000	1,162,990
Series 2016-JP2, Class XA, IO, 2.01%, 8/15/2049 (c)	20,027,638	2,585,548
Series 2016-WIKI, Class E, 4.14%, 10/5/2031 (a) (c)	3,160,000	3,146,533
Series 2016-WPT, Class E, 1 Month USD LIBOR + 5.00%, 6.16%, 10/15/2033 (a) (c)	1,288,000	1,308,849
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.39%, 3/10/2050 (a) (c)	53,973,249	2,990,118
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C30, Class XA, IO, 1.60%, 9/15/2049 (c)	28,686,157	2,853,728
Series 2016-C31, Class C, 4.47%, 11/15/2049 (c)	3,358,000	3,339,632
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,780,101
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.97%, 12/15/2049 (c)	57,941,501	3,085,037
PFP, Ltd.:
Series 2017-3, Class A, 1 Month LIBOR + 1.05%, 2.22%, 1/14/2035 (a) (c)	1,503,000	1,505,813
Series 2017-3, Class AS, 1 Month LIBOR + 1.30%, 2.47%, 1/14/2035 (a) (c)	1,253,000	1,255,225
Series 2017-3, Class B, 1 Month LIBOR + 1.75%, 2.92%, 1/14/2035 (a) (c)	720,000	723,143
Series 2017-3, Class C, 1 Month LIBOR + 2.50%, 3.67%, 1/14/2035 (a) (c)	752,000	756,222
RAIT Trust Series 2016-FL6, Class A, 1 Month USD LIBOR + 1.45%, 2.44%, 11/13/2031 (a) (c)	516,993	519,164

Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month LIBOR + 0.95%, 2.11%, 6/15/2033 (a) (c)	1,686,000	1,685,966
Series 2017-ROSS, Class B, 1 Month LIBOR + 1.25%, 2.41%, 6/15/2033 (a) (c)	1,686,000	1,685,968
Shellpoint Co-Originator Trust Series 2017-1, Class A4, CMO, 3.50%, 4/25/2047 (a) (c)	20,656,073	20,978,818
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.62%, 6/15/2050 (c)	28,567,000	3,333,560
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.28%, 6/15/2045 (c)	1,932,000	1,946,677
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (c)	1,945,702	1,970,607
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month LIBOR + 2.05%, 3.21%, 6/15/2029 (a) (c)	1,536,000	1,543,615
Series 2016-BOCA, Class C, 1 Month LIBOR + 2.50%, 3.66%, 6/15/2029 (a) (c)	1,300,000	1,308,056
Wells Fargo Commercial Mortgage Trust:
Series 2016-LC24, Class XA, IO, 1.89%, 10/15/2049 (c)	16,619,234	1,886,363
Series 2017-C38, Class XA, IO, 1.24%, 7/15/2050 (c) (e)	39,232,092	3,190,236
Series 2017-RC1, Class XA, IO, 1.74%, 1/15/2060 (c)	25,695,446	2,753,198

TOTAL MORTGAGE-BACKED SECURITIES (Cost $116,556,849)		114,508,852

U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.3%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	19,569,274	19,637,753
3.00%, 6/15/2044	11,672,156	11,688,905
3.00%, 1/1/2045	3,168,622	3,170,008
3.00%, 2/1/2045	2,217,705	2,218,675
3.00%, 3/1/2045	2,328,595	2,329,613
3.00%, 4/1/2045	47,543,997	47,517,249
3.00%, 5/1/2045	8,199,153	8,202,739
3.00%, 7/1/2045	4,207,599	4,209,440
3.00%, 8/1/2045	22,042,141	22,051,781
3.00%, 10/1/2045	14,525,475	14,531,827
3.00%, 12/1/2045	28,383,867	28,396,280
3.00%, 1/1/2046	19,035,938	19,044,263
3.00%, 9/1/2046	28,597,823	28,557,212
3.50%, 2/1/2045	4,423,696	4,547,424
3.50%, 4/1/2045	35,768,293	36,768,707
3.50%, 6/1/2045	15,862,235	16,305,891
3.50%, 10/1/2045	17,853,921	18,353,282
3.50%, 2/1/2046	19,443,797	19,988,016
3.50%, 5/1/2046	61,820,119	63,550,423

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

4.50%, 6/1/2044	$2,914,351	$3,122,491
IO, 6.00% — 1 Month USD LIBOR, 4.84%, 5/15/2041 (c)	16,118,085	2,448,800
Series 3822, Class ZG, 4.00%, 2/15/2041	3,529,602	3,767,424
Series 3889, Class VZ, 4.00%, 7/15/2041	15,912,074	16,902,584
Series 3935, Class SJ, IO, 6.65% —1 Month USD LIBOR, 5.49%, 5/15/2041 (c)	3,731,400	439,143
Series 4165, Class ZT, 3.00%, 2/15/2043	15,250,667	14,008,152
Series 4215, Class KC, 2.25%, 3/15/2038	19,527,490	19,665,640
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	38,246,725	41,013,738
Series 4434, Class LZ, 3.00%, 2/15/2045	3,217,243	3,019,606
Series 4444, Class CZ, 3.00%, 2/15/2045	11,796,559	10,966,862
Series 4447, Class A, 3.00%, 6/15/2041	2,386,378	2,438,043
Series 4447, Class Z, 3.00%, 3/15/2045	3,893,612	3,699,347
Series 4471, Class BA, 3.00%, 12/15/2041	7,821,956	7,901,315
Series 4471, Class GA, 3.00%, 2/15/2044	11,659,052	11,826,341
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	11,247,230	12,129,805
Series 4481, Class B, 3.00%, 12/15/2042	7,938,979	8,012,281
Series 4483, Class CA, 3.00%, 6/15/2044	14,861,681	15,078,052
Series 4491, Class B, 3.00%, 8/15/2040	15,580,525	15,757,595
Series 4492, Class GZ, 3.50%, 7/15/2045	8,125,012	8,139,321
Series 4499, Class AB, 3.00%, 6/15/2042	15,909,255	16,080,765
Series 4504, Class CA, 3.00%, 4/15/2044	16,928,456	17,252,236
Series 4511, Class QA, 3.00%, 1/15/2041	14,210,781	14,425,635
Series 4511, Class QC, 3.00%, 12/15/2040	10,928,019	11,124,277
Series 4543, Class HG, 2.70%, 4/15/2044	20,766,656	20,772,412
Series 4582, Class HA, 3.00%, 9/15/2045	16,596,136	16,900,770
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	48,301,551	48,938,078
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,274,163
Federal National Mortgage Association:
2.50%, 1/1/2032	48,401,514	48,679,416
2.50%, 3/1/2032	29,405,671	29,574,789
2.50%, 9/1/2046	5,783,043	5,526,090

3.00%, 6/1/2036	17,966,326	18,232,698
3.00%, 4/1/2040	17,379,499	17,398,392
3.00%, 10/1/2041	37,793,098	37,766,779
3.00%, 3/1/2043	6,668,268	6,677,940
3.00%, 1/1/2045	2,398,705	2,386,651
3.00%, 3/1/2045	3,209,364	3,212,852
3.00%, 4/1/2045	13,220,208	13,153,468
3.00%, 7/1/2045	42,025,234	42,085,996
3.50%, 9/1/2034	3,339,598	3,479,638
3.50%, 12/1/2034	3,009,807	3,136,018
3.50%, 2/1/2035	1,960,487	2,037,677
3.50%, 1/1/2045	15,343,018	15,792,173
3.50%, 2/1/2045	6,059,533	6,227,533
3.50%, 6/1/2045	16,005,242	16,448,987
4.50%, 3/1/2044	3,665,482	3,933,035
4.50%, 6/1/2044	2,038,431	2,187,221
4.50%, 7/1/2044	2,106,763	2,260,541
4.50%, 2/1/2045	2,530,882	2,715,618
Series 2010-109, Class N, 3.00%, 10/25/2040	4,061,322	4,146,510
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% — 1 Month USD LIBOR, 4.78%, 6/25/2041 (c)	11,441,202	1,658,012
Series 2012-127, Class PA, 2.75%, 11/25/2042	5,008,508	4,973,951
Series 2012-151, Class SB, 6.00% — 1 Month USD LIBOR, 4.42%, 1/25/2043 (c)	1,253,284	1,071,753
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	15,929,334	15,434,413
Series 2013-30, Class PS, 6.00% — 1 Month USD LIBOR, 4.42%, 4/25/2043 (c)	1,718,187	1,496,568
Series 2014-21, Class GZ, 3.00%, 4/25/2044	6,088,121	5,582,939
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	8,752,411	8,527,926
Series 2015-42, Class CA, 3.00%, 3/25/2044	9,192,798	9,321,255
Series 2015-9, Class HA, 3.00%, 1/25/2045	15,691,047	16,011,477
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	20,034,930	20,372,512
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,496,531	4,146,728
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	16,638,979	16,482,727
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	24,023,958	24,336,973
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	33,694,093	33,811,274
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	12,027,360	12,201,182
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	38,833,472	39,266,682
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,134,090
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	78,979,300	80,452,398

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value

Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	$97,963,815	$98,948,400
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	47,927,711	48,645,155
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	82,726,856	83,695,562
Government National Mortgage Association:
Series 2013-169, Class SE, IO, 6.05% — 1 Month USD LIBOR, 4.88%, 11/16/2043 (c)	3,741,403	522,610
Series 2013-34, Class PL, 3.00%, 3/20/2042	14,923,071	15,068,138
Series 2014-43, Class PS, IO, 6.18% — 1 Month USD LIBOR, 4.97%, 7/20/2042 (c)	11,034,913	1,476,470

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,567,433,343)		1,551,873,581

U.S. TREASURY OBLIGATIONS — 15.8%
Treasury Bonds:
3.00%, 11/15/2045	12,200,000	12,570,880
3.13%, 2/15/2043	28,190,000	29,795,421
Treasury Notes:
0.63%, 8/31/2017	31,000,000	30,980,159
1.00%, 3/15/2018	73,630,000	73,514,402
1.50%, 5/31/2020	88,500,000	88,383,176
1.63%, 5/15/2026	74,120,000	70,282,806
1.75%, 3/31/2022	88,560,000	88,117,200
2.13%, 1/31/2021	84,500,000	85,813,975
2.13%, 2/29/2024	50,200,000	50,262,249

TOTAL U.S. TREASURY OBLIGATIONS (Cost $529,855,798)		529,720,268

	Shares

SHORT-TERM INVESTMENT — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h) (Cost $119,660,357)	119,660,357	119,660,357

TOTAL INVESTMENTS — 99.5% (Cost $3,350,102,810)		3,335,131,848
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		16,893,692

NET ASSETS — 100.0%		$3,352,025,540

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.4% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(c)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	When-issued security.
(f)	The rate shown represents the rate at June 30, 2017.
(g)	The rate shown is the annualized seven-day yield at June 30, 2017.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

CMO Collateralized Mortgage Obligation

CMT Constant Maturity Treasury

EMTN Euro Medium Term Note

IO Interest Only

LIBOR London Interbank Offered Rate

MTN Medium Term Note

PIK Payment in Kind

REGS Regulation S

REMIC Real Estate Mortgage Investment Conduit

At June 30, 2017, the Fund had unfunded loan commitments of $88,636, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
CH Hold Corp	13,636	13,707	104
NVA Holdings, Inc.	75,000	75,516	516

TOTAL			$620

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$76,063,229	$—	$76,063,229
Corporate Bonds & Notes
Argentina	—	3,854,015	—	3,854,015
Australia	—	6,603,471	—	6,603,471
Belgium	—	3,345,883	—	3,345,883
Bermuda	—	497,550	—	497,550
Brazil	—	13,597,164	—	13,597,164
Canada	—	11,933,120	—	11,933,120
Chile	—	17,871,889	—	17,871,889
China	—	19,285,102	—	19,285,102
Colombia	—	6,221,610	—	6,221,610
Costa Rica	—	4,279,367	—	4,279,367
Dominican Republic	—	6,663,725	—	6,663,725
Finland	—	1,733,072	—	1,733,072
Guatemala	—	1,942,750	—	1,942,750
Hong Kong	—	6,664,861	—	6,664,861
India	—	24,136,251	—	24,136,251
Indonesia	—	1,759,469	—	1,759,469
Israel	—	6,286,750	—	6,286,750
Jamaica	—	3,826,690	—	3,826,690
Japan	—	2,814,716	—	2,814,716
Malaysia	—	12,407,725	—	12,407,725
Mexico	—	25,895,707	—	25,895,707
Netherlands	—	3,449,309	—	3,449,309
New Zealand	—	1,665,187	—	1,665,187
Panama	—	218,000	—	218,000
Peru	—	4,386,875	—	4,386,875
Qatar	—	4,346,707	—	4,346,707
Singapore	—	7,507,816	—	7,507,816
Trinidad And Tobago	—	3,493,500	—	3,493,500
United Kingdom	—	6,391,951	—	6,391,951
United States	—	210,784,009	—	210,784,009
Foreign Government Obligations
Argentina	—	9,529,240	—	9,529,240
Brazil	—	5,293,750	—	5,293,750
Chile	—	8,655,099	—	8,655,099
Costa Rica	—	3,391,588	—	3,391,588
Dominican Republic	—	10,381,000	—	10,381,000
Guatemala	—	4,362,447	—	4,362,447
India	—	1,351,653	—	1,351,653
Indonesia	—	8,641,410	—	8,641,410
Israel	—	2,983,620	—	2,983,620
Malaysia	—	1,697,280	—	1,697,280
Mexico	—	12,657,828	—	12,657,828
Panama	—	11,096,320	—	11,096,320
Peru	—	809,600	—	809,600
Philippines	—	8,387,440	—	8,387,440
Poland	—	1,210,594	—	1,210,594
Qatar	—	2,926,152	—	2,926,152
South Korea	—	7,310,299	—	7,310,299

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Senior Floating Rate Loans
Auto Components	$—	$3,380,269	$—	$3,380,269
Automobiles	—	1,295,757	—	1,295,757
Building Products	—	1,124,383	—	1,124,383
Chemicals	—	8,200,073	—	8,200,073
Commercial Services & Supplies	—	3,990,631	—	3,990,631
Communications Equipment	—	181,435	—	181,435
Computers & Peripherals	—	2,502,017	—	2,502,017
Construction & Engineering	—	4,286,328	—	4,286,328
Containers & Packaging	—	8,247,249	—	8,247,249
Distributors	—	469,966	—	469,966
Diversified Financial Services	—	2,016,253	—	2,016,253
Diversified Telecommunication Services	—	7,415,631	—	7,415,631
Electric Utilities	—	3,963,803	—	3,963,803
Electrical Equipment	—	2,152,569	—	2,152,569
Energy Equipment & Services	—	664,085	—	664,085
Food & Staples Retailing	—	6,734,805	—	6,734,805
Food Products	—	2,822,012	—	2,822,012
Health Care Equipment & Supplies	—	2,606,591	—	2,606,591
Health Care Providers & Services	—	22,685,514	—	22,685,514
Hotels, Restaurants & Leisure	—	17,877,016	—	17,877,016
Household Products	—	1,052,171	—	1,052,171
Insurance	—	3,720,690	—	3,720,690
Internet Software & Services	—	345,940	—	345,940
IT Services	—	7,737,667	—	7,737,667
Life Sciences Tools & Services	—	3,935,721	—	3,935,721
Machinery	—	529,761	—	529,761
Media	—	16,866,740	—	16,866,740
Oil, Gas & Consumable Fuels	—	4,004,462	—	4,004,462
Personal Products	—	4,499,604	—	4,499,604
Pharmaceuticals	—	4,885,508	—	4,885,508
Real Estate Investment Trusts (REITs)	—	3,025,679	—	3,025,679
Real Estate Management & Development	—	4,014,549	—	4,014,549
Semiconductors & Semiconductor Equipment	—	2,792,969	—	2,792,969
Software	—	26,405,701	—	26,405,701
Specialty Retail	—	8,965,125	—	8,965,125
Technology Hardware, Storage & Peripherals	—	8,099,808	—	8,099,808
Trading Companies & Distributors	—	4,724,361	—	4,724,361
Commercial Mortgage Backed Securities	—	210,533,157	—	210,533,157
Mortgage-Backed Securities	—	114,508,852	—	114,508,852
U.S. Government Agency Obligations	—	1,551,873,581	—	1,551,873,581
U.S. Treasury Obligations	—	529,720,268	—	529,720,268
Short-Term Investment	119,660,357	—	—	119,660,357

TOTAL INVESTMENTS	$119,660,357	$3,215,471,491	$—	$3,335,131,848

OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan Commitments (a)	—	620	—	620

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$119,660,357	$3,215,472,111	$—	$3,335,132,468

(a)	Includes appreciation on unfunded loan commitments.

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	351,792,987	$351,792,987	418,025,516	769,818,503	—	$—	$308,306	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	211,990,674	92,330,317	119,660,357	119,660,357	139,417	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,317,821,061	1,317,821,061	—	—	508,212	—

TOTAL		$351,792,987				$119,660,357	$955,935	$—

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Core Equity Portfolio follows.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 3.1%
Northrop Grumman Corp.	845	$216,920

AUTO COMPONENTS — 0.7%
Lear Corp.	350	49,728

BANKS — 7.2%
Citigroup, Inc.	4,127	276,013
JPMorgan Chase & Co.	2,397	219,086

		495,099

BIOTECHNOLOGY — 1.6%
Celgene Corp. (a)	841	109,221

CHEMICALS — 0.7%
LyondellBasell Industries NV Class A	604	50,971

CONSUMER FINANCE — 1.1%
Discover Financial Services	1,212	75,374

ELECTRIC UTILITIES — 3.1%
Exelon Corp.	5,837	210,541

FOOD PRODUCTS — 4.6%
Archer-Daniels-Midland Co.	2,427	100,429
Tyson Foods, Inc. Class A	3,418	214,070

		314,499

HEALTH CARE PROVIDERS & SERVICES — 9.2%
Aetna, Inc.	388	58,910
Express Scripts Holding Co. (a)	3,578	228,420
HCA Healthcare, Inc. (a)	1,237	107,866
Humana, Inc.	659	158,569
UnitedHealth Group, Inc.	424	78,618

		632,383

HOTELS, RESTAURANTS & LEISURE — 4.1%
Carnival Corp.	1,127	73,898
Royal Caribbean Cruises, Ltd.	1,884	205,789

		279,687

HOUSEHOLD PRODUCTS — 1.1%
Procter & Gamble Co.	836	72,857

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.5%
AES Corp.	9,280	103,101

INSURANCE — 7.8%
Hartford Financial Services Group, Inc.	3,368	177,056
MetLife, Inc.	2,352	129,219
Prudential Financial, Inc.	2,126	229,905

		536,180

INTERNET & CATALOG RETAIL — 8.0%
Amazon.com, Inc. (a)	333	322,344
Priceline Group, Inc. (a)	124	231,944

		554,288

INTERNET SOFTWARE & SERVICES — 2.0%
Alphabet, Inc. Class C (a)	151	137,218

IT SERVICES — 6.3%
DXC Technology Co.	2,479	190,189
International Business Machines Corp.	1,606	247,051

		437,240

MEDIA — 1.2%
Comcast Corp. Class A	2,074	80,720

OIL, GAS & CONSUMABLE FUELS — 4.8%
Exxon Mobil Corp.	1,753	141,520
Valero Energy Corp.	2,842	191,721

		333,241

PHARMACEUTICALS — 9.1%
Eli Lilly & Co.	2,224	183,035
Johnson & Johnson	1,942	256,907
Merck & Co., Inc.	2,954	189,322

		629,264

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
Alexandria Real Estate Equities, Inc. REIT	374	45,056

ROAD & RAIL — 3.3%
Union Pacific Corp.	2,101	228,820

SOFTWARE — 4.4%
Electronic Arts, Inc. (a)	730	77,176
Intuit, Inc.	976	129,623
Oracle Corp.	1,968	98,675

		305,474

SPECIALTY RETAIL — 2.8%
Best Buy Co., Inc.	3,405	195,209

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	1,516	218,334

TOBACCO — 2.7%
Philip Morris International, Inc.	1,567	184,044

TRADING COMPANIES & DISTRIBUTORS — 2.2%
United Rentals, Inc. (a)	1,327	149,566

WIRELESS TELECOMMUNICATION SERVICES — 2.8%
T-Mobile US, Inc. (a)	3,159	191,499

TOTAL COMMON STOCKS (Cost $5,931,963)		6,836,534

SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $45,055)	45,055	45,055

TOTAL INVESTMENTS — 99.9% (Cost $5,977,018)		6,881,589
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,214

NET ASSETS — 100.0%		$6,886,803

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$216,920	$—	$—	$216,920
Auto Components	49,728	—	—	49,728
Banks	495,099	—	—	495,099
Biotechnology	109,221	—	—	109,221
Chemicals	50,971	—	—	50,971
Consumer Finance	75,374	—	—	75,374
Electric Utilities	210,541	—	—	210,541
Food Products	314,499	—	—	314,499
Health Care Providers & Services	632,383	—	—	632,383
Hotels, Restaurants & Leisure	279,687	—	—	279,687
Household Products	72,857	—	—	72,857
Independent Power Producers & Energy Traders	103,101	—	—	103,101
Insurance	536,180	—	—	536,180
Internet & Catalog Retail	554,288	—	—	554,288
Internet Software & Services	137,218	—	—	137,218
IT Services	437,240	—	—	437,240
Media	80,720	—	—	80,720
Oil, Gas & Consumable Fuels	333,241	—	—	333,241
Pharmaceuticals	629,264	—	—	629,264
Real Estate Investment Trusts (REITs)	45,056	—	—	45,056
Road & Rail	228,820	—	—	228,820
Software	305,474	—	—	305,474
Specialty Retail	195,209	—	—	195,209
Technology Hardware, Storage & Peripherals	218,334	—	—	218,334
Tobacco	184,044	—	—	184,044
Trading Companies & Distributors	149,566	—	—	149,566
Wireless Telecommunication Services	191,499	—	—	191,499
Short-Term Investment	45,055	—	—	45,055

TOTAL INVESTMENTS	$6,881,589	$—	$—	$6,881,589

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	70,177	$70,177	34,483	104,660	—	$—	$63	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	56,089	11,034	45,055	45,055	45	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	140,752	140,752	—	—	132	—

TOTAL		$70,177				$45,055	$240	$—

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Growth Equity Portfolio follows.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 3.3%
Northrop Grumman Corp.	5,034	$1,292,278

AUTO COMPONENTS — 2.8%
Lear Corp.	7,591	1,078,529

BEVERAGES — 1.3%
Coca-Cola Co.	9,029	404,950
PepsiCo, Inc.	824	95,164

		500,114

BIOTECHNOLOGY — 3.9%
Amgen, Inc.	4,651	801,042
Celgene Corp. (a)	2,695	349,999
Gilead Sciences, Inc.	5,332	377,399

		1,528,440

CHEMICALS — 1.3%
LyondellBasell Industries NV Class A	5,804	489,800

CONSUMER FINANCE — 0.3%
Discover Financial Services	2,097	130,412

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Verizon Communications, Inc.	16,625	742,473

FOOD PRODUCTS — 3.7%
Ingredion, Inc.	1,783	212,551
Tyson Foods, Inc. Class A	20,035	1,254,792

		1,467,343

HEALTH CARE PROVIDERS & SERVICES — 12.9%
Cigna Corp.	2,310	386,671
Express Scripts Holding Co. (a)	21,027	1,342,364
HCA Healthcare, Inc. (a)	1,176	102,547
Humana, Inc.	4,499	1,082,549
McKesson Corp.	5,430	893,452
UnitedHealth Group, Inc.	6,786	1,258,260

		5,065,843

HOTELS, RESTAURANTS & LEISURE — 3.8%
Domino’s Pizza, Inc.	3,748	792,815
Norwegian Cruise Line Holdings, Ltd. (a)	10,903	591,924
Royal Caribbean Cruises, Ltd.	1,097	119,825

		1,504,564

INSURANCE — 2.5%
Prudential Financial, Inc.	8,893	961,689

INTERNET & CATALOG RETAIL — 6.4%
Amazon.com, Inc. (a)	979	947,672
Priceline Group, Inc. (a)	835	1,561,884

		2,509,556

INTERNET SOFTWARE & SERVICES — 9.7%
Alphabet, Inc. Class A (a)	1,561	1,451,231
Facebook, Inc. Class A (a)	15,448	2,332,339

		3,783,570

IT SERVICES — 4.6%
DXC Technology Co.	3,978	305,192
Fiserv, Inc. (a)	1,616	197,702
International Business Machines Corp.	8,386	1,290,018

		1,792,912

MEDIA — 7.0%
Charter Communications, Inc. Class A (a)	3,771	1,270,262
Comcast Corp. Class A	38,146	1,484,642

		2,754,904

PHARMACEUTICALS — 5.7%
Bristol-Myers Squibb Co.	7,676	427,707
Eli Lilly & Co.	11,959	984,226
Johnson & Johnson	5,189	686,453
Merck & Co., Inc.	2,361	151,316

		2,249,702

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. REIT	3,254	392,009
Outfront Media, Inc. REIT	24,788	573,099

		965,108

ROAD & RAIL — 0.7%
Union Pacific Corp.	2,440	265,740

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Intel Corp.	2,559	86,341

SOFTWARE — 9.2%
Electronic Arts, Inc. (a)	7,801	824,721
Oracle Corp.	21,263	1,066,127
Take-Two Interactive Software, Inc. (a)	14,568	1,069,000
VMware, Inc. Class A (a)	7,507	656,337

		3,616,185

SPECIALTY RETAIL — 4.5%
Best Buy Co., Inc.	21,536	1,234,659
Gap, Inc.	24,296	534,269

		1,768,928

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	8,333	1,200,119

TOBACCO — 4.3%
Altria Group, Inc.	13,624	1,014,579
Philip Morris International, Inc.	5,683	667,469

		1,682,048

TRADING COMPANIES & DISTRIBUTORS — 3.0%
United Rentals, Inc. (a)	10,565	1,190,781

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile US, Inc. (a)	2,695	163,371

TOTAL COMMON STOCKS (Cost $38,604,950)		38,790,750

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $343,832)	343,832	343,832

TOTAL INVESTMENTS — 99.9% (Cost $38,948,782)		39,134,582
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		47,270

NET ASSETS — 100.0%		$39,181,852

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,292,278	$—	$—	$1,292,278
Auto Components	1,078,529	—	—	1,078,529
Beverages	500,114	—	—	500,114
Biotechnology	1,528,440	—	—	1,528,440
Chemicals	489,800	—	—	489,800
Consumer Finance	130,412	—	—	130,412
Diversified Telecommunication Services	742,473	—	—	742,473
Food Products	1,467,343	—	—	1,467,343
Health Care Providers & Services	5,065,843	—	—	5,065,843
Hotels, Restaurants & Leisure	1,504,564	—	—	1,504,564
Insurance	961,689	—	—	961,689
Internet & Catalog Retail	2,509,556	—	—	2,509,556
Internet Software & Services	3,783,570	—	—	3,783,570
IT Services	1,792,912	—	—	1,792,912
Media	2,754,904	—	—	2,754,904
Pharmaceuticals	2,249,702	—	—	2,249,702
Real Estate Investment Trusts (REITs)	965,108	—	—	965,108
Road & Rail	265,740	—	—	265,740
Semiconductors & Semiconductor Equipment	86,341	—	—	86,341
Software	3,616,185	—	—	3,616,185
Specialty Retail	1,768,928	—	—	1,768,928
Technology Hardware, Storage & Peripherals	1,200,119	—	—	1,200,119
Tobacco	1,682,048	—	—	1,682,048
Trading Companies & Distributors	1,190,781	—	—	1,190,781
Wireless Telecommunication Services	163,371	—	—	163,371
Short-Term Investment	343,832	—	—	343,832

TOTAL INVESTMENTS	$39,134,582	$—	$—	$39,134,582

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	175,794	$175,794	48,676	224,470	—	$—	$167	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	516,530	172,698	343,832	343,832	419	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	394,673	394,673	—	—	425	—

TOTAL		$175,794				$343,832	$1,011	$—

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Value Equity Portfolio follows.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 3.6%
Northrop Grumman Corp.	707	$181,494
United Technologies Corp.	294	35,900

		217,394

AIRLINES — 1.4%
Copa Holdings SA Class A	705	82,485

BANKS — 14.0%
Bank of America Corp.	11,255	273,047
Citigroup, Inc.	4,331	289,657
JPMorgan Chase & Co.	3,068	280,415

		843,119

BEVERAGES — 1.0%
PepsiCo, Inc.	510	58,900

CHEMICALS — 1.9%
LyondellBasell Industries NV Class A	1,324	111,732

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	3,289	102,946

CONSUMER FINANCE — 3.8%
Discover Financial Services	2,727	169,592
Synchrony Financial	1,910	56,956

		226,548

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications, Inc.	683	30,503

ELECTRIC UTILITIES — 7.0%
Exelon Corp.	5,203	187,672
PG&E Corp.	1,675	111,170
PPL Corp.	3,091	119,498

		418,340

ELECTRICAL EQUIPMENT — 0.6%
Rockwell Automation, Inc.	240	38,870

ENERGY EQUIPMENT & SERVICES — 0.6%
Schlumberger, Ltd.	569	37,463

FOOD PRODUCTS — 4.7%
Archer-Daniels-Midland Co.	1,322	54,704
J.M. Smucker Co.	363	42,954
Tyson Foods, Inc. Class A	2,918	182,754

		280,412

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	797	38,742
Danaher Corp.	831	70,128

		108,870

HEALTH CARE PROVIDERS & SERVICES — 5.5%
HCA Healthcare, Inc. (a)	1,883	164,198
Humana, Inc.	250	60,155
McKesson Corp.	400	65,816
UnitedHealth Group, Inc.	206	38,196

		328,365

HOTELS, RESTAURANTS & LEISURE — 3.1%
Royal Caribbean Cruises, Ltd.	1,730	188,968

INSURANCE — 7.6%
MetLife, Inc.	2,312	127,021
Prudential Financial, Inc.	2,013	217,686
Unum Group	705	32,874
Validus Holdings, Ltd.	1,488	77,332

		454,913

INTERNET & CATALOG RETAIL — 1.5%
Priceline Group, Inc. (a)	48	89,785

IT SERVICES — 3.1%
DXC Technology Co.	2,449	187,887

MACHINERY — 2.0%
Cummins, Inc.	730	118,421

OIL, GAS & CONSUMABLE FUELS — 8.7%
Anadarko Petroleum Corp.	1,957	88,730
EOG Resources, Inc.	490	44,355
Exxon Mobil Corp.	849	68,540
Phillips 66	640	52,922
Valero Energy Corp.	2,670	180,118
Williams Cos., Inc.	3,021	91,476

		526,141

PHARMACEUTICALS — 5.8%
Johnson & Johnson	1,232	162,981
Merck & Co., Inc.	2,879	184,515

		347,496

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Prologis, Inc. REIT	1,120	65,677
STORE Capital Corp. REIT	1,896	42,565
Sun Communities, Inc. REIT	765	67,083

		175,325

ROAD & RAIL — 2.9%
Union Pacific Corp.	1,600	174,256

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Intel Corp.	3,676	124,028

SOFTWARE — 1.6%
Oracle Corp.	902	45,227
VMware, Inc. Class A (a)	582	50,884

		96,111

SPECIALTY RETAIL — 4.1%
Best Buy Co., Inc.	3,457	198,190
Burlington Stores, Inc. (a)	541	49,766

		247,956

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
NetApp, Inc.	2,256	90,353

TOBACCO — 1.1%
Philip Morris International, Inc.	549	64,480

TRADING COMPANIES & DISTRIBUTORS — 2.4%
United Rentals, Inc. (a)	1,270	143,142

TOTAL COMMON STOCKS (Cost $5,371,888)		5,915,209

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $84,511)	84,511	$84,511

TOTAL INVESTMENTS — 99.9% (Cost $5,456,399)		5,999,720
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,992

NET ASSETS — 100.0%		$6,007,712

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$217,394	$—	$—	$217,394
Airlines	82,485	—	—	82,485
Banks	843,119	—	—	843,119
Beverages	58,900	—	—	58,900
Chemicals	111,732	—	—	111,732
Communications Equipment	102,946	—	—	102,946
Consumer Finance	226,548	—	—	226,548
Diversified Telecommunication Services	30,503	—	—	30,503
Electric Utilities	418,340	—	—	418,340
Electrical Equipment	38,870	—	—	38,870
Energy Equipment & Services	37,463	—	—	37,463
Food Products	280,412	—	—	280,412
Health Care Equipment & Supplies	108,870	—	—	108,870
Health Care Providers & Services	328,365	—	—	328,365
Hotels, Restaurants & Leisure	188,968	—	—	188,968
Insurance	454,913	—	—	454,913
Internet & Catalog Retail	89,785	—	—	89,785
IT Services	187,887	—	—	187,887
Machinery	118,421	—	—	118,421
Oil, Gas & Consumable Fuels	526,141	—	—	526,141
Pharmaceuticals	347,496	—	—	347,496
Real Estate Investment Trusts (REITs)	175,325	—	—	175,325
Road & Rail	174,256	—	—	174,256
Semiconductors & Semiconductor Equipment	124,028	—	—	124,028
Software	96,111	—	—	96,111
Specialty Retail	247,956	—	—	247,956
Technology Hardware, Storage & Peripherals	90,353	—	—	90,353
Tobacco	64,480	—	—	64,480
Trading Companies & Distributors	143,142	—	—	143,142
Short-Term Investment	84,511	—	—	84,511

TOTAL INVESTMENTS	$5,999,720	$—	$—	$5,999,720

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	31,318	$31,318	24,823	56,141	—	$—	$31	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	93,962	9,451	84,511	84,511	159	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	187,522	187,522	—	—	89	—

TOTAL		$31,318				$84,511	$279	$—

See accompanying notes to financial statements.

SSGA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio
ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$25,900,868	$—	$4,159,942
Investments in affiliated issuers, at value (Note 2)	90,099,299	96,293,832	205,135,352

Total Investments	116,000,167	96,293,832	209,295,294
Cash	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	—	—	—
Interest receivable — unaffiliated issuers (Note 2)	—	—	—
Dividends and interest receivable — affiliated issuers (Note 2)	189	282	203,516
Unrealized appreciation on unfunded loan commitments	—	—	—

TOTAL ASSETS	116,000,356	96,294,114	209,498,810

LIABILITIES
Payable for investments purchased	—	—	—
Advisory fee payable (Note 4)	18,728	16,276	34,336
Trustees’ fees and expenses payable (Note 5)	45	37	44
Accrued expenses and other liabilities	—	83	160

TOTAL LIABILITIES	18,773	16,396	34,540

NET ASSETS	$115,981,583	$96,277,718	$209,464,270

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$32,456,423	$—	$4,190,270
Investments in affiliated issuers	92,115,825	92,113,002	191,004,842

Total cost of investments	$124,572,248	$92,113,002	$195,195,112

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio	SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio

$1,796,965,440	$17,953,421	$3,215,471,491	$6,836,534	$38,790,750	$5,915,209
119,281,817	133,860	119,660,357	45,055	343,832	84,511

1,916,247,257	18,087,281	3,335,131,848	6,881,589	39,134,582	5,999,720
6,231,861	—	6,567,099	—	—	—
49,003,675	499,815	20,099,458	—	—	—
21,328,677	—	—	—	—	—
—	—	—	6,890	61,548	9,408
4,771,603	32,411	15,214,493	—	323	—
120,025	105	95,291	30	—	57
—	—	620	—	—	—

1,997,703,098	18,619,612	3,377,108,809	6,888,509	39,196,453	6,009,185

176,178,236	498,146	24,254,611	—	—	—
436,010	2,978	826,126	1,693	14,580	1,462
—	20	48	8	9	8
1,235	12	2,484	5	12	3

176,615,481	501,156	25,083,269	1,706	14,601	1,473

$1,821,087,617	$18,118,456	$3,352,025,540	$6,886,803	$39,181,852	$6,007,712

$1,788,172,197	$17,913,643	$3,230,442,453	$5,931,963	$38,604,950	$5,371,888
119,281,817	133,860	119,660,357	45,055	343,832	84,511

$1,907,454,014	$18,047,503	$3,350,102,810	$5,977,018	$38,948,782	$5,456,399

SSGA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2017

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$—	$—	$—
Dividend income — unaffiliated issuers (Note 2)	37,521	19,274	55,820
Dividend income — affiliated issuers (Note 2)	2,381,844	3,882,500	5,618,962
Foreign taxes withheld	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	2,419,365	3,901,774	5,674,782

EXPENSES
Advisory fee (Note 4)	193,149	202,846	388,723
Trustees’ fees and expenses (Note 5)	1,491	1,839	3,385
Miscellaneous expenses	248	359	645

TOTAL EXPENSES	194,888	205,044	392,753

NET INVESTMENT INCOME (LOSS)	2,224,477	3,696,730	5,282,029

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,655,963)	284,391	(1,975,610)
Investments — affiliated issuers	(3,255,382)	(69,925)	942,511
In-kind redemptions — unaffiliated issuers	97,202	11,018	8,331
In-kind redemptions — affiliated issuers	749,657	1,295,134	1,206,263
Capital gain distributions — affiliated issuers	44,345	115,431	99,210

Net realized gain (loss)	(5,020,141)	1,636,049	280,705

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	764,099	418,958	172,638
Investments — affiliated issuers	1,826,120	976,135	10,924,741
Unfunded loan commitments	—	—	—

Net change in unrealized appreciation/depreciation	2,590,219	1,395,093	11,097,379

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,429,922)	3,031,142	11,378,084

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(205,445)	$6,727,872	$16,660,113

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio	SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio

$54,297,551	$197,421	$98,597,513	$—	$—	$—
—	—	—	134,907	319,169	94,671
563,245	1,460	955,935	240	1,011	279
—	—	(1,311)	—	—	—

54,860,796	198,881	99,552,137	135,147	320,180	94,950

3,567,543	30,588	9,173,323	19,075	57,784	11,853
17,612	280	50,582	116	240	64
3,736	77	8,821	20	47	12

3,588,891	30,945	9,232,726	19,211	58,071	11,929

51,271,905	167,936	90,319,411	115,936	262,109	83,021

2,066,427	(4,025)	2,330,165	141,554	122,880	55,579
—	—	—	—	—	—
—	—	—	—	3,179,095	—
—	—	—	—	—	—
—	—	—	—	—	—

2,066,427	(4,025)	2,330,165	141,554	3,301,975	55,579

10,003,339	44,005	(41,420,487)	911,829	(247,154)	483,302
—	—	—	—	—	—
—	—	620	—	—	—

10,003,339	44,005	(41,419,867)	911,829	(247,154)	483,302

12,069,766	39,980	(39,089,702)	1,053,383	3,054,821	538,881

$63,341,671	$207,916	$51,229,709	$1,169,319	$3,316,930	$621,902

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSGA Multi-Asset Real Return Portfolio		SSGA Income Allocation Portfolio
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,224,477	$1,279,623	$3,696,730	$3,464,371
Net realized gain (loss)	(5,020,141)	(16,425,437)	1,636,049	(3,781,497)
Net change in unrealized appreciation/depreciation	2,590,219	6,755,612	1,395,093	3,854,282

Net increase (decrease) in net assets resulting from operations	(205,445)	(8,390,202)	6,727,872	3,537,156

CAPITAL TRANSACTIONS:
Contributions	47,857,927	26,711,193	1,595,744	3,064,239
Withdrawals	(12,495,923)	(79,491,499)	(17,542,768)	(22,253,312)

Net increase (decrease) in net assets from capital transactions	35,362,004	(52,780,306)	(15,947,024)	(19,189,073)

Net increase (decrease) in net assets during the period	35,156,559	(61,170,508)	(9,219,152)	(15,651,917)

Net assets at beginning of period	80,825,024	141,995,532	105,496,870	121,148,787

NET ASSETS AT END OF PERIOD	$115,981,583	$80,825,024	$96,277,718	$105,496,870

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio		Blackstone / GSO Senior Loan Portfolio		SSGA Ultra Short Term Bond Portfolio
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16

$5,282,029	$3,986,999	$51,271,905	$34,077,238	$167,936	$221,537
280,705	(8,789,786)	2,066,427	(46,703,017)	(4,025)	(268,835)
11,097,379	1,852,646	10,003,339	7,786,198	44,005	5,488

16,660,113	(2,950,141)	63,341,671	(4,839,581)	207,916	(41,810)

27,444,065	99,464,019	1,009,734,223	239,502,612	6,048,995	195,887,137
(14,353,121)	(61,576,069)	(54,477,525)	(104,437,485)	(12,178,222)	(187,824,678)

13,090,944	37,887,950	955,256,698	135,065,127	(6,129,227)	8,062,459

29,751,057	34,937,809	1,018,598,369	130,225,546	(5,921,311)	8,020,649

179,713,213	144,775,404	802,489,248	672,263,702	24,039,767	16,019,118

$209,464,270	$179,713,213	$1,821,087,617	$802,489,248	$18,118,456	$24,039,767

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street DoubleLine Total Return Tactical Portfolio		SSGA MFS Systematic Core Equity Portfolio
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$90,319,411	$58,040,301	$115,936	$100,266
Net realized gain (loss)	2,330,165	(3,169,628)	141,554	351,176
Net change in unrealized appreciation/depreciation	(41,419,867)	33,117,161	911,829	(346,393)

Net increase (decrease) in net assets resulting from operations	51,229,709	87,987,834	1,169,319	105,049

CAPITAL TRANSACTIONS:
Contributions	768,076,980	1,856,614,856	—	5,860,886
Withdrawals	(103,354,126)	(55,223,775)	(119,679)	(3,069,067)

Net increase (decrease) in net assets from capital transactions	664,722,854	1,801,391,081	(119,679)	2,791,819

Net increase (decrease) in net assets during the period	715,952,563	1,889,378,915	1,049,640	2,896,868

Net assets at beginning of period	2,636,072,977	746,694,062	5,837,163	2,940,295

NET ASSETS AT END OF PERIOD	$3,352,025,540	$2,636,072,977	$6,886,803	$5,837,163

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio		SSGA MFS Systematic Value Equity Portfolio
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16

$262,109	$145,216	$83,021	$57,782
3,301,975	378,209	55,579	109,895
(247,154)	53,236	483,302	(243,654)

3,316,930	576,661	621,902	(75,977)

45,181,471	8,964,864	2,907,751	—
(21,484,558)	(3,418,489)	(135,740)	(219,833)

23,696,913	5,546,375	2,772,011	(219,833)

27,013,843	6,123,036	3,393,913	(295,810)

12,168,009	6,044,973	2,613,799	2,909,609

$39,181,852	$12,168,009	$6,007,712	$2,613,799

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Multi-Asset Real Return Portfolio†
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Total return	0.56%	(3.94)%	(14.80)%	13.93%	(1.63)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$115,982	$80,825	$141,996	$164,635	$121,584
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.30%	1.36%	1.56%	2.01%	2.91%
Portfolio turnover rate	46%	25%	33%	40%	31%

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Income Allocation Portfolio†
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Total return	7.00%	3.95%	(1.42)%	13.84%	4.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,278	$105,497	$121,149	$104,030	$174,255
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.64%	3.23%	3.15%	3.89%	4.65%
Portfolio turnover rate	47%	54%	64%	63%	80%

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Global Allocation Portfolio†
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Total return	8.92%	(0.80)%	0.49%	16.80%	9.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$209,464	$179,713	$144,775	$98,492	$51,936
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.72%	2.30%	2.45%	2.76%	3.07%
Portfolio turnover rate	90%	86%	98%	89%	123%

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	Blackstone / GSO Senior Loan Portfolio
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 4/3/13* - 6/30/13
Total return	6.19%	(0.20)%	2.98%	4.00%	(0.31	)%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,821,088	$802,489	$672,264	$610,477	$332,792
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.31%	0.30%	0.30	%(b)
Net investment income (loss)	4.31%	4.54%	4.49%	3.63%	2.57	%(b)
Portfolio turnover rate	68%	88%	65%	77%	4	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Ultra Short Term Bond Portfolio
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 10/9/13* - 6/30/14
Total return	1.54%	0.65%	0.21%	0.47	%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,118	$24,040	$16,019	$14,036
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20	%(b)
Net investment income (loss)	1.09%	0.69%	0.33%	0.34	%(b)
Portfolio turnover rate	83%	407%	79%	39	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	State Street DoubleLine Total Return Tactical Portfolio
	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 2/23/15* - 6/30/15
Total return	1.75%	4.32%	(0.36	)%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,352,026	$2,636,073	$746,694
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30	%(b)
Net investment income (loss)	2.95%	3.38%	3.46	%(b)
Portfolio turnover rate	72%	38%	14	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Core Equity Portfolio
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Total return	20.26%	2.53%	14.00%	7.92	%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,887	$5,837	$2,940	$5,378
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30	%(b)
Net investment income (loss)	1.83%	2.08%	1.72%	1.55	%(b)
Portfolio turnover rate	67%	39%	54%	27	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Growth Equity Portfolio
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Total return	18.52%	4.24%	17.85%	7.85	%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,182	$12,168	$6,045	$5,373
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30	%(b)
Net investment income (loss)	1.36%	1.37%	1.44%	1.46	%(b)
Portfolio turnover rate	55%	56%	67%	20	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Value Equity Portfolio
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Total return	19.94%	(2.13)%	13.79%	6.20	%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,008	$2,614	$2,910	$5,286
Ratios to average net assets:
Total expenses	0.30%	0.31%	0.30%	0.30	%(b)
Net investment income (loss)	2.11%	2.15%	1.67%	1.73	%(b)
Portfolio turnover rate	64%	64%	61%	23	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

1.	Organization

SSGA Master Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of nine (9) series, each of which represents a separate series of beneficial interest in the Trust. The financial statements herein relate to the following Portfolios (each, a “Portfolio” and collectively, the “Portfolios”):

SSGA Multi-Asset Real Return Portfolio

SSGA Income Allocation Portfolio

SSGA Global Allocation Portfolio

Blackstone / GSO Senior Loan Portfolio

SSGA Ultra Short Term Bond Portfolio

State Street DoubleLine Total Return Tactical Portfolio

SSGA MFS Systematic Core Equity Portfolio

SSGA MFS Systematic Growth Equity Portfolio

SSGA MFS Systematic Value Equity Portfolio

Each Portfolio is classified as a diversified investment company under the 1940 Act, with the exception of SSGA Ultra Short Term Bond Portfolio and State Street DoubleLine Total Return Tactical Portfolio, which are each a non-diversified investment company.

Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by the Portfolios’ underlying benchmarks.

Various inputs are used in determining the value of the Portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Certain Portfolios invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

3.	Securities and Other Investments

Loan Agreements

The Blackstone / GSO Senior Loan Portfolio and State Street DoubleLine Total Return Tactical Portfolio invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios as the issuers of such loans.

4.	Fees and Transactions with Affiliates

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolios, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSGA Multi-Asset Real Return Portfolio	0.20%
SSGA Income Allocation Portfolio	0.20
SSGA Global Allocation Portfolio	0.20
Blackstone / GSO Senior Loan Portfolio	0.30
SSGA Ultra Short Term Bond Portfolio	0.20
State Street DoubleLine Total Return Tactical Portfolio	0.30

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Annual Rate
SSGA MFS Systematic Core Equity Portfolio	0.30%
SSGA MFS Systematic Growth Equity Portfolio	0.30
SSGA MFS Systematic Value Equity Portfolio	0.30

The Adviser pays all expenses of each Portfolio other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (“Independent Trustees”) (including and Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Blackstone / GSO Senior Loan Portfolio from the Adviser.

Massachusetts Financial Services Company (“MFS”) receives fees for its services as the sub-adviser to the SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio from the Adviser.

DoubleLine Capital LP receives fees for its services as the sub-adviser to the State Street DoubleLine Total Return Tactical Portfolio from the Adviser.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolios. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2017, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SSGA Multi-Asset Real Return Portfolio	$—	$—	$45,775,228	$43,941,986
SSGA Income Allocation Portfolio	—	—	51,467,522	46,798,367
SSGA Global Allocation Portfolio	—	—	183,538,721	166,297,518
Blackstone / GSO Senior Loan Portfolio	—	—	1,836,331,981	806,574,804
SSGA Ultra Short Term Bond Portfolio	1,794,059	999,455	9,821,894	13,285,674
State Street DoubleLine Total Return Tactical Portfolio	928,133,748	734,213,911	1,956,219,290	1,301,244,002
SSGA MFS Systematic Core Equity Portfolio	—	—	4,260,820	4,239,512
SSGA MFS Systematic Growth Equity Portfolio	—	—	11,060,290	11,017,687
SSGA MFS Systematic Value Equity Portfolio	—	—	2,501,312	2,589,061

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

For the period ended June 30, 2017, the following Portfolios had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SSGA Multi-Asset Real Return Portfolio	$47,782,161	$10,818,275	$846,859
SSGA Income Allocation Portfolio	1,531,887	13,737,747	1,306,152
SSGA Global Allocation Portfolio	24,499,959	15,170,801	1,214,594
SSGA MFS Systematic Growth Equity Portfolio	44,839,147	21,136,904	3,179,095

7.	Income Tax Information

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$124,572,248	$1,492,057	$10,064,138	$(8,572,081)
SSGA Income Allocation Portfolio	92,113,002	5,012,007	831,177	4,180,830
SSGA Global Allocation Portfolio	195,195,112	14,169,345	69,163	14,100,182
Blackstone / GSO Senior Loan Portfolio	1,907,454,014	12,845,905	4,052,662	8,793,243
SSGA Ultra Short Term Bond Portfolio	18,047,503	46,383	6,605	39,778
State Street DoubleLine Total Return Tactical Portfolio	3,350,191,413	22,432,716	37,492,281	(15,059,565)
SSGA MFS Systematic Core Equity Portfolio	5,997,961	948,223	44,595	903,628
SSGA MFS Systematic Growth Equity Portfolio	38,948,782	792,156	606,356	185,800
SSGA MFS Systematic Value Equity Portfolio	5,457,908	619,761	77,949	541,812

8.	Line of Credit

Certain Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. Blackstone / GSO Senior Loan Portfolio has exclusive access to $100 million of the total credit facility. The agreement expires October 12, 2017 unless extended or renewed. Prior to October 13, 2016, the participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements. The following Portfolios participate in the credit facility:

Blackstone / GSO Senior Loan Portfolio

SSGA Ultra Short Term Bond Portfolio

State Street DoubleLine Total Return Tactical Portfolio

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. Blackstone / GSO Senior Loan Portfolio may borrow up to a maximum of 25 percent of its assets or a lower amount as set forth in the Portfolio’s prospectus.

No Portfolios had outstanding loans as of June 30, 2017.

9.	Risks

Concentration Risk

As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

10.	New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolios and concluded that it will be limited to additional disclosures.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA MASTER TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of SSGA Master Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSGA Master Trust (comprising, respectively, the SSGA Multi-Asset Real Return Portfolio, SSGA Income Allocation Portfolio, SSGA Global Allocation Portfolio, Blackstone / GSO Senior Loan Portfolio, SSGA Ultra Short Term Bond Portfolio, State Street DoubleLine Total Return Tactical Portfolio, SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio) (collectively, the “Portfolios”), as of June 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers or others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting SSGA Master Trust at June 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2017

SSGA MASTER TRUST

OTHER INFORMATION

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SSGA Multi-Asset Real Return Portfolio	0.20%	$991.40	$0.99	$1,023.80	$1.00
SSGA Income Allocation Portfolio	0.20	1,073.30	1.03	1,023.80	1.00
SSGA Global Allocation Portfolio	0.20	1,086.00	1.03	1,023.80	1.00
Blackstone / GSO Senior Loan Portfolio	0.30	1,018.10	1.50	1,023.30	1.51
SSGA Ultra Short Term Bond Portfolio	0.20	1,007.50	1.00	1,023.80	1.00
State Street DoubleLine Total Return Tactical Portfolio	0.30	1,025.70	1.51	1,023.30	1.51
SSGA MFS Systematic Core Equity Portfolio	0.30	1,102.50	1.56	1,023.30	1.51
SSGA MFS Systematic Growth Equity Portfolio	0.30	1,140.60	1.59	1,023.30	1.51
SSGA MFS Systematic Value Equity Portfolio	0.30	1,068.60	1.54	1,023.30	1.51

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolios’ investment adviser to vote proxies relating to the Portfolios’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the SEC, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolios’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreements

At in-person meetings held prior to June 30, 2017, the Board of Trustees of the Trusts (the “Board”) evaluated proposals to continue the separate Investment Advisory Agreements (the “Agreements”) between each Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the following operational series of SSGA Active Trust (the “SSAT Series”) and the corresponding series of SSGA Master Trust (together with the SSAT Series, the “Funds”): SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR Blackstone / GSO Senior Loan ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately with their independent legal counsel to consider the Agreements.

In evaluating the Agreements, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreements, (ii) investment performance of the Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trusts, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SSAT Series as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds, as well as the master-feeder structure. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

specifically considered the Adviser’s experience in active management, managing exchange-traded funds and master-feeder structures and overseeing third-party sub-advisers, as applicable.

Investment Performance

The Board then reviewed the Funds’ performance. The Board compared each Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered the following performance information in its evaluation of the Funds:

SPDR SSGA Multi-Asset Real Return ETF. The Board considered that although the Fund underperformed the median of its Performance Group for the 2-, 3- and 4-year periods, it had outperformed the median of its Performance Group for the most recent 1-year period. In addition, the Board considered that although the Fund underperformed its benchmark index for the 1- and 3-year and since inception periods, its performance for the 3-year and since inception periods was comparable to that of the benchmark index.

SPDR SSGA Income Allocation ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2-, 3- and 4-year periods. In addition, the Board considered that although the Fund underperformed its benchmark index for the 1- and 3-year and since inception periods, its performance for the 3-year and since inception periods was comparable to that of the benchmark index.

SPDR SSGA Global Allocation ETF. The Board considered that the Fund either equaled or outperformed the median of its Performance Group for the 1-, 2-, 3- and 4-year periods. In addition, the Board considered that although the Fund underperformed its benchmark index for the 1- and 3-year and since inception periods, its performance for the 3-year and since inception periods was comparable to that of the benchmark index.

SPDR Blackstone / GSO Senior Loan ETF. The Board considered that although the Fund underperformed the median of its Performance Group for the 1-, 2- and 3-year periods, its performance during these periods was comparable to that of the median of the Performance Group. In addition, the Board considered that although the Fund underperformed its benchmark index for the most recent 1-year period, it outperformed its benchmark index for the 3-year and since inception periods.

SPDR SSGA Ultra Short Term Bond ETF. The Board considered that although the Fund underperformed the median of its Performance Group for the 3-year period, it equaled the median of its Performance Group for the 1- and 2-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1- and 3-year and since inception periods.

SPDR DoubleLine Total Return Tactical ETF. The Board considered that although the Fund underperformed the median of its Performance Group for the 1-year period, its performance was not significantly below the median of its Performance Group. In addition, the Board noted that the Fund outperformed its benchmark index for the 1-year and since inception periods.

SPDR MFS Systematic Core Equity ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 2-year periods. In addition, the Board considered that although the Fund underperformed its benchmark index for the most recent 1-year period, it outperformed its benchmark index for the since inception period.

SPDR MFS Systematic Growth Equity ETF. The Board considered that although the Fund underperformed the median of its Performance Group for the 1-year period, it outperformed the median of its Performance Group for the 2-year period. In addition, the Board considered that although the Fund underperformed its benchmark index for the most recent 1-year period, it outperformed its benchmark index for the since inception period.

SPDR MFS Systematic Value Equity ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 2-year periods. In addition, the Board considered that although the Fund underperformed its benchmark index for the most recent 1-year period, it outperformed its benchmark index for the since inception period.

In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Profits Realized by Adviser

The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

Fees Charged to Comparable Funds

The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds that are actively managed, as applicable. The Board reviewed the universe of similar exchange-traded funds for each ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the fee structure, as applicable, of each Fund in connection with the master-feeder structure. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion

The Board, including the Independent Trustees voting separately, approved the Agreements for each Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Funds were appropriate; (b) the performance of each Fund had been satisfactory; (c) the Adviser’s unitary fee for each Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trusts’ relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser shared the economies of scale with respect to the Funds by way of the relatively low fee structure of the Trusts.

Approval of GSO / Blackstone Debt Funds Management LLC Sub-Advisory Agreements

At an in-person meeting held prior to June 30, 2017, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “GSO / Blackstone Sub-Advisory Agreements”) between the Adviser and GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a series of the SSGA Active Trust, and Blackstone / GSO Senior Loan Portfolio, a series of the SSGA Master Trust, each sub-advised by GSO / Blackstone (the “GSO / Blackstone Funds”). The Independent Trustees also met separately with their independent legal counsel to consider the GSO / Blackstone Sub-Advisory Agreements.

In evaluating the GSO / Blackstone Sub-Advisory Agreements, the Board drew on materials provided to them by GSO / Blackstone and the Adviser. In deciding whether to approve the GSO / Blackstone Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds under the GSO / Blackstone Sub-Advisory Agreements and (ii) investment

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

performance of the GSO / Blackstone Funds. The Board was informed of the portion of the current advisory fee that the Adviser would pay to GSO / Blackstone under the GSO / Blackstone Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the GSO / Blackstone Funds.

The Board considered the background and experience of GSO / Blackstone’s senior management and, in particular, GSO / Blackstone’s experience in investing in senior loan securities. The Board reviewed the GSO / Blackstone Funds’ performance, noting that the performance of the GSO / Blackstone Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each GSO / Blackstone Fund and GSO / Blackstone’s fees paid by the Adviser. The Board also considered whether GSO / Blackstone benefited in other ways from its relationship with the Trusts.

The Board, including the Independent Trustees voting separately, approved the GSO / Blackstone Sub-Advisory Agreements for each GSO / Blackstone Fund after weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreements between the Trusts and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each GSO / Blackstone Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds were appropriate; (b) the performance of the GSO / Blackstone Funds had been satisfactory; (c) GSO / Blackstone’s fees for the GSO / Blackstone Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to GSO / Blackstone were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to GSO / Blackstone adequately shared the economies of scale with each applicable GSO / Blackstone Fund by way of the relatively low fee structure of the Trusts.

Approval of Massachusetts Financial Services Company Sub-Advisory Agreements

At an in-person meeting held prior to June 30, 2017, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “MFS Sub-Advisory Agreements”) between the Adviser and Massachusetts Financial Services Company (“MFS”) with respect to the SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF, each a series of the SSGA Active Trust, and SSGA MFS Systematic Core Equity Portfolio, SSGA Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio, each a series of the SSGA Master Trust, each sub-advised by MFS (the “MFS Funds”). The Independent Trustees also met separately with their independent legal counsel to consider the MFS Sub-Advisory Agreements.

In evaluating the MFS Sub-Advisory Agreements, the Board drew on materials provided to them by MFS and the Adviser. In deciding whether to approve the MFS Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by MFS with respect to the MFS Funds under the MFS Sub-Advisory Agreements and (ii) investment performance of the MFS Funds. The Board was informed of the portion of the current advisory fee that the Adviser would pay to MFS under the MFS Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the MFS Funds.

The Board considered the background and experience of MFS’s senior management and, in particular, MFS’s experience in investing in equity securities. The Board reviewed the MFS Funds’ performance, noting that the performance of the MFS Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each MFS Fund and MFS’s fees paid by the Adviser. The Board also considered whether MFS benefited in other ways from its relationship with the Trusts.

The Board, including the Independent Trustees voting separately, approved the MFS Sub-Advisory Agreements for each MFS Fund after weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreements between the Trusts and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each MFS Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by MFS with respect to the MFS Funds were appropriate; (b) the performance of the MFS Funds had been satisfactory; (c) MFS’s fees for the MFS Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to MFS were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to MFS adequately shared the economies of scale with each applicable MFS Fund by way of the relatively low fee structure of the Trusts.

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Approval of DoubleLine Capital LP Sub-Advisory Agreements

At in-person meetings held prior to June 30, 2017, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “DoubleLine Sub-Advisory Agreements”) between the Adviser and DoubleLine Capital LP (“DoubleLine”) with respect to the SPDR DoubleLine Total Return Tactical ETF, a series of the SSGA Active Trust, and State Street DoubleLine Total Return Tactical Portfolio, a series of the SSGA Master Trust, each sub-advised by DoubleLine (together, the “DoubleLine Funds”). The Independent Trustees also met separately with their independent legal counsel to consider the DoubleLine Sub-Advisory Agreements.

In evaluating the DoubleLine Sub-Advisory Agreements, the Board drew on materials provided to them by DoubleLine and the Adviser. In deciding whether to approve the DoubleLine Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by DoubleLine with respect to the DoubleLine Funds under the DoubleLine Sub-Advisory Agreements; and (ii) investment performance of the DoubleLine Funds. The Board was informed of the portion of the advisory fee that the Adviser would pay to DoubleLine under the DoubleLine Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the DoubleLine Funds.

The Board considered the background and experience of DoubleLine’s senior management and, in particular, DoubleLine’s experience in investing in fixed income securities. The Board reviewed the DoubleLine Funds’ performance, noting that the performance of the DoubleLine Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each DoubleLine Fund and DoubleLine’s fees paid by the Adviser. The Board also considered whether DoubleLine benefited in other ways from its relationship with the Trusts.

The Board, including the Independent Trustees voting separately, approved the DoubleLine Sub-Advisory Agreements for the DoubleLine Funds after weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreements between the Trusts and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each of the DoubleLine Sub-Advisory Agreements were as follows: (a) the nature and extent of the services provided by DoubleLine with respect to the DoubleLine Funds were adequate and appropriate; (b) the performance of the DoubleLine Funds had been satisfactory; (c) DoubleLine’s fees for the DoubleLine Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to DoubleLine were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to DoubleLine adequately shared the economies of scale with each applicable DoubleLine Fund by way of the relatively low fee structure of the Trusts.

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
FRANK NESVET c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	179	None.
DAVID M. KELLY c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	179	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	179	None.
DWIGHT D. CHURCHILL c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	179	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	179	The Motley Fool Funds Trust (Trustee).

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	255	None.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Fund Management, Inc. serves as investment adviser.
*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005-present).*

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
JESSE D. HALLEE State Street Bank and Trust Company One Hundred Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 to present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).**
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Summer Street, SUM 0703 Boston, MA 02111 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,. **
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional information (SAI) includes additional information about Fund directors and is available, without charge, upon request and by calling 1-866-787-2257.

SSGA Master Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors, State Street Financial Center One Lincoln Street Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSGA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.

Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-adviser.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

GSO Capital Partners, Massachusetts Financial Services Company and DoubleLine Capital LP is not affiliated with State Street Global Advisors Funds Distributors, LLC.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

State Street Global Advisors	© 2016 State Street Corporation - All Rights Reserved SPDRACTAR IBG-24517

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

    (2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2017 and June 30, 2016, the aggregate audit fees billed for professional services rendered by the principal accountant were $153,611 and $167,039, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2017 and June 30, 2016, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2017 and June 30, 2016, the aggregate tax fees billed for professional services rendered by the principal accountant were $125,690 and $126,070, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2017 and June 30, 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2017 (in millions)	FY 2016 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.7	$15.5
Tax Fees	8.7	7.5
All Other Fees	4.4	2.7

(1)	Information is for the calendar years 2016 and 2015, respectively.
(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur

Item 6. Investments.

(a) A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: September 5, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: September 5, 2017